1933 Act File No. 033-33852
1940 Act File No. 811-06061

As Filed with the U.S. Securities and Exchange Commission on December 26, 2024
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 69
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and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 71
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Federated Hermes Index Trust
(Exact name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)
(412) 288-1900
(Registrant’s Telephone Number, including Area Code)
Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
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immediately upon filing pursuant to paragraph (b)
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On December 27, 2024 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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On __________ pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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On __________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:

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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
December 31, 2024

Disclosure contained herein relates to all classes of the Fund, as listed below, unless otherwise noted.
Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund

A Portfolio of Federated Hermes Index Trust
A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the S&P MidCap 400 Index. The Fund is neither sponsored by nor affiliated with S&P Global Ratings.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes Mid-Cap Index Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS), Service Shares (SS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
	IS	SS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	IS	SS	R6
Management Fee	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.20%	0.45%	0.16%
Total Annual Fund Operating Expenses	0.50%	0.75%	0.46%
Fee Waivers and/or Expense Reimbursements[1]	(0.18)%	(0.18)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.32%	0.57%	0.31%
1
 The Manager and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any)
paid by the Fund’s IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
IS	$51	$160	$280	$628
SS	$77	$240	$417	$930
R6	$47	$148	$258	$579
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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund normally invests its assets primarily in common stocks included in the S&P MidCap 400 Index (“Index”). The Index is a broad-based market capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Under normal circumstances, Federated Equity Management Company of Pennsylvania (the “Manager” or “Adviser”) will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of the Fund’s portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager’s principal enhanced management technique will be to over or underweight positions in securities within the Index based upon the Manager’s quantitative analysis of the securities. The Fund may invest in derivative contracts (such as, for example, futures contracts) to implement its investment strategies. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.
Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.
The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments. The Fund will notify shareholders of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in Index investments.
The Fund’s Manager has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace sub-advisers for the Fund and to enter into and amend the Fund’s sub-advisory agreements without further shareholder approval.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
■ Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
■ Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.
■ Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments that affect those sectors emphasized by the Fund.
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■ Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, credit, liquidity and leverage risks.
■ Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
■ Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
■ Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
■ Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
■ Technology Risk. The Manager uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s SS class investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

The Fund’s SS class total return for the nine-month period from January 1, 2024 to September 30, 2024, was 13.31%.
Within the periods shown in the bar chart, the Fund’s SS class highest quarterly return was 23.99% (quarter ended December 31, 2020). Its lowest quarterly return was (29.71)% (quarter ended March 31, 2020).
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Average Annual Total Return Table
The Fund’s R6 class commenced operations on October 18, 2016. For the period prior to commencement of operations of the Fund’s R6 class, the performance information shown below is for the Fund’s SS class, adjusted to remove any voluntary waiver of Fund expenses related to the Fund’s SS class that occurred during the period prior to the commencement of the Fund’s R6 class.
In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s SS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the Fund’s SS class and after-tax returns for the Fund’s IS class and R6 class may differ from those shown for the Fund’s SS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferral programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
(For the Period Ended December 31, 2023)
Share Class	1 Year	5 Years	10 Years
IS:
Return Before Taxes	16.75%	12.45%	9.07%
SS:
Return Before Taxes	16.42%	12.16%	8.79%
Return After Taxes on Distributions	13.19%	8.54%	5.23%
Return After Taxes on Distributions and Sale of Fund Shares	11.45%	9.17%	6.26%
R6:
Return Before Taxes	16.71%	12.46%	9.00%
S&P 1500® Index[1] (reflects no deduction for fees, expenses or taxes)	25.47%	15.39%	11.76%
S&P MidCap 400® Index[2] (reflects no deduction for fees, expenses or taxes)	16.44%	12.62%	9.28%
1
 The Fund has designated the S&P 1500 Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index. The S&P 1500 Index represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market.
2
 The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the
U.S. stock market.
FUND MANAGEMENT
The Fund’s Investment Manager is Federated Equity Management Company of Pennsylvania.
Ian L. Miller, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2012.
Damian M. McIntyre, CFA, CAIA and FRM, Portfolio Manager, has been the Fund’s portfolio manager since December 2016.
purchase and sale of fund shares
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
IS & SS Classes
The minimum initial investment amount for the Fund’s IS and SS classes is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
R6 Class
There are no minimum initial or subsequent investment amounts required. The minimum investment amount for Systematic Investment Programs is $50.
Tax Information
The Fund’s distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
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Payments to Broker-Dealers and Other Financial Intermediaries
IS & SS Classes
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
R6 Class
Class R6 Shares do not make any payments to financial intermediaries, either from Fund assets or from the investment adviser and its affiliates.
What are the Fund’s Investment Strategies?
The Fund’s investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the principal strategies and policies described in this Prospectus.
In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the S&P MidCap 400 Index (the “Index”). As of October 31, 2024, the capitalization range of the issuers comprising the Index was $1.9 billion to $26.8 billion. As of the same date, the weighted median market capitalization of the Fund was $6.9 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the performance of the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund’s portfolio; (3) lending the Fund’s securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share classes included in the Index.
In addition, the Manager, under normal circumstances, will use enhanced management techniques in an attempt to improve the performance of the Fund’s portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager’s principal enhanced management technique will be to over or underweight positions in securities within the Index based upon the Manager’s quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of factors such as valuation, market sentiment, profitability and capital use.
The Fund may use derivative contracts to implement elements of its investment strategy. The types of derivatives that the Fund may use include, among others, futures. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to obtain premiums from the sale of the derivative contracts, realize gains from trading a derivative contract, or hedge against potential losses.
There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.
Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.
The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments. The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in Index investments.
What are the Fund’s Principal Investments?
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
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Equity Securities
Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer’s business.
The following describes the equity securities in which the Fund principally invests.
Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.
Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts (including foreign REITs and REIT-like entities) that lease, operate and finance commercial real estate. REITs in the United States are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a U.S. REIT’s ability to respond to changes in the commercial real estate market.
Derivative Contracts
Derivative contracts are financial instruments that derive their value from underlying securities, commodities, currencies, indices, or other assets or instruments, including other derivative contracts (each a “Reference Instrument” and collectively, “Reference Instruments”). The most common types of derivative contracts are swaps, futures and options, and major asset classes include interest rates, equities, commodities and foreign exchange. Each party to a derivative contract may sometimes be referred to as a “counterparty.” Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash-settled” derivatives since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on exchanges. In these circumstances, the relevant exchange sets all the terms of the contract except for the price. Parties to an exchange-traded derivative contract make payments through the exchange. Most exchanges require traders to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects traders against a potential default by their counterparty. Trading contracts on an exchange also allows traders to hedge or mitigate certain risks or carry out more complex trading strategies by entering into offsetting contracts.
The Fund may also trade derivative contracts over-the-counter (OTC), meaning off-exchange, in transactions negotiated directly between the Fund and an eligible counterparty, which may be a financial institution. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded derivative contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange-traded contracts, especially in times of financial stress.
The market for swaps and other OTC derivatives was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Regulations enacted by the Commodity Futures Trading Commission (the “CFTC”) under the Dodd-Frank Act require the Fund to clear certain types of swap contracts (including certain interest rate and credit default swaps) through a central clearinghouse known as a derivatives clearing organization (DCO).
To clear a swap through a DCO, the Fund will submit the contract to, and post margin with, a futures commission merchant (FCM) that is a clearinghouse member. The Fund may enter into the swap with a counterparty other than the FCM and arrange for the contract to be transferred to the FCM for clearing or enter into the contract with the FCM itself. If the Fund must centrally clear a transaction, the CFTC’s regulations also generally require that the swap be executed on a registered exchange (either a designated contract market (DCM) or swap execution facility (SEF)). Central clearing is presently required only for certain swaps; the CFTC is expected to impose a mandatory central clearing requirement for additional derivative instruments over time.
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DCOs, DCMs, SEFs and FCMs are all subject to regulatory oversight by the CFTC. In addition, certain derivative market participants that act as market makers and engage in a significant amount of “dealing” activity are also required to register as swap dealers with the CFTC. Among other things, swap dealers are subject to minimum capital requirements and business conduct standards and must also post and collect initial and variation margin on uncleared swaps with certain of their counterparties. Because of this, if the Fund enters into uncleared swaps with any swap dealers, it may be subject to initial and variation margin requirements that could impact the Fund’s ability to enter into swaps in the OTC market, including making transacting in uncleared swaps significantly more expensive.
At this point in time, most of the Dodd-Frank Act has been fully implemented, though a small number of remaining rulemakings are unfinished or are subject to phase-in periods. Any future regulatory or legislative activity would not necessarily have a direct, immediate effect upon the Fund, though it is within the realm of possibility that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.
Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract, although this risk may be mitigated by submitting the contract for clearing through a DCO, or certain other factors, such as collecting margin from the counterparty.
As discussed above, a counterparty’s exposure under a derivative contract may in some cases be required to be secured with initial and/or variation margin (a form of “collateral”).
The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:
Futures Contracts (A Type of Derivative)
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Manager has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to the Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the Act with respect to the Fund. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures).
OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk/return profiles of many issuers in the universe of securities in which the Fund may invest. This analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input to improve portfolio risk/return characteristics.
Derivatives Regulation and Asset Coverage
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In addition, effective August 19, 2022, Rule 18f-4 (the “Derivatives Rule”) under the Investment Company Act of 1940, as amended (the “1940 Act”), replaced the asset segregation framework previously used by funds to comply with limitations on leverage imposed by the 1940 Act. The Derivatives Rule generally mandates that a fund either limit derivatives exposure to 10% or less of its net assets, or in the alternative implement: (i) limits on leverage calculated based value-at-risk (VAR); (ii) a written derivatives risk management program (DRMP) administered by a derivatives risk manager appointed by the Fund’s Board, including a majority of the independent Board members, that is periodically reviewed by the Board; and (iii) new reporting and recordkeeping requirements.
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As the Fund’s derivative exposure, if any, is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, the Fund is classified as a limited derivatives user under the Derivatives Rule and will not be subject to the full requirements of the Derivatives Rule as noted above, including VAR testing and stress testing and certain Board reporting requirements. However, the Fund is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks and monitor its derivatives exposure daily.
Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. An acceptable investment into which the Fund may reinvest cash collateral includes, among other acceptable investments, securities of affiliated money market funds (including affiliated institutional prime money market funds with a “floating” net asset value that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if net asset value decreases, result in the Fund having to cover the decrease in the value of the cash collateral).
Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risk and credit risk. These transactions create leverage risk.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Manager believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund’s principal investments. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
Stock Market Risk
The value of equity securities in the Fund’s portfolio will rise and fall over time. These fluctuations could be a sustained trend or a drastic movement. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Manager attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
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Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. The price of a company’s shares depends significantly on the information publicly available about the company. The reporting of poor results by a company, the restatement of a company’s financial statements or corrections to other information regarding a company or its business may adversely affect the price of its shares, as would allegations of fraud or other misconduct by the company’s management. The Fund may also be disadvantaged if some market participants have access to material information not readily available to other market participants, including the Fund.
REAL ESTATE INVESTMENT TRUST RISK
Real estate investment trusts (REITs) are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.
Effective for taxable years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally allows individuals and certain non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. Related regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met.
Mid-Cap Company Risk
The Fund may invest in mid-capitalization (or “mid-cap”) companies. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile and they face greater risk of business failure, compared to larger, more established companies, which could increase the volatility of the Fund’s portfolio and performance. Shareholders should expect that the value of the Fund’s Shares will be more volatile than a fund that invests exclusively in large-cap companies.
Sector Risk
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Risk of Investing in Derivative Contracts
The Fund’s exposure to derivative contracts (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be erroneously priced or improperly valued and, as a
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result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts may have tax consequences to the Fund and its shareholders. For example, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances certain derivative contracts may cause the Fund to: (a) incur an excise tax on a portion of the income related to those contracts; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference Instrument. If the value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference Instrument may instead appreciate in value creating a loss for the Fund. Seventh, a default or failure by a CCP or an FCM (also sometimes called a “futures broker”), or the failure of a contract to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting derivative positions, accessing margin, or fully implementing its investment strategies. The central clearing of a derivative and trading of a contract over a SEF could reduce the liquidity in, or increase costs of entering into or holding, any contracts. Finally, derivative contracts may also involve other risks described in this Prospectus, such as stock market, credit, liquidity and leverage risks.
Leverage Risk
Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Liquidity Risk
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.
Counterparty Credit Risk
Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments, or public health risks, such as epidemics or pandemics may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance. For example, the value of equity securities may rise and fall in response to changes in interest rates. Market factors, such as the demand for particular equity securities, may cause the price of certain equity securities to fall while the prices of other securities rise or remain unchanged.
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Quantitative MOdeling Risk
The Fund employs quantitative models as a management technique. These models examine multiple economic and market factors using large data sets. The results generated by quantitative analysis may be different than expected and may negatively affect Fund performance for a variety of reasons. For example, human judgment plays a role in building, utilizing, testing and modifying the financial algorithms and formulas used in these models. Additionally, the data, which is typically supplied by third parties, can be imprecise or become stale due to new events or changing circumstances. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies).
technology Risk
The Manager uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to each class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the level of expenses allocated to each class as well as a result of the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The Fund’s current NAV and/or public offering price may be found at FederatedHermes.com/us, via online news sources and in certain newspapers.
You can purchase, redeem or exchange Shares any day the NYSE is open.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures generally described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
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Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees (Board) has designated the Adviser as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations.
The Valuation Committee is also authorized to use pricing services to provide fair price evaluations of the current fair value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser as the valuation designee. The Board periodically reviews the fair valuations made by the Valuation Committee. The Board has also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures. The Fund’s SAI discusses the methods used by pricing services and the Valuation Committee in valuing investments.
Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other registered funds to calculate their NAVs. The application of the fair value procedures to an investment represents a good faith determination of such investment’s fair value. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value could be materially different.
The Adviser also has adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.
Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations or litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment. The Board periodically reviews fair valuations made in response to significant events.
The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information–Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.
COMMISSIONS ON SHARES
The Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Shares. However, if you purchase Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of Shares will be made at the applicable net asset value (before imposition of the sales commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund’s Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.
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How is the Fund Sold?
The Fund offers the following Share classes: Institutional Shares (IS), Service Shares (SS) and Class R6 Shares (R6), each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor’s Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.).
IS & SS Classes
The Fund’s Distributor markets the IS and SS classes to Eligible Investors, as described below. In connection with a request to purchase an IS or SS class, you should provide documentation sufficient to verify your status as an Eligible Investor. As a general matter, IS and SS classes are not available for direct investment by natural persons.
The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of IS or SS classes (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus):
■ An investor participating in a no-load platform, network or other fee-based program offered by a financial intermediary, for example, a wrap-account or retirement platform where Federated Hermes has entered into an agreement with the intermediary;
■ A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals;
■ An employer-sponsored retirement plan;
■ A trust institution investing on behalf of its trust customers;
■ Additional sales to an investor (including a natural person) who owned the SS class of the Fund as of December 31, 2009;
■ A Federated Hermes Fund;
■ An investor (including a natural person) who acquired the IS and/or SS classes of a Federated Hermes fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
■ In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated Hermes or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated Hermes; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or sub-advised by a Federated Hermes investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.
The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of the IS or SS classes (see “How to Purchase Shares” below):
■ An investor, other than a natural person, purchasing the IS and/or SS classes directly from the Fund; and
■ In connection with an initial purchase of the IS and/or SS classes through an exchange, an investor (including a natural person) who owned the IS and/or SS classes of another Federated Hermes fund as of December 31, 2008.
R6 Class
The Fund’s Distributor markets the R6 class to Eligible Investors, as described below. The Class R6 Shares are sold at net asset value and are not subject to any minimum initial or subsequent investment amounts. In connection with a request to purchase the R6 class, you should provide documentation sufficient to verify your status as an Eligible Investor.
Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make similar payments to financial intermediaries. As a general matter, the R6 class is not available for direct investment by natural persons. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries will not be eligible to hold Class R6 Shares outside of their respective plan or intermediary platform.
Following are categories of Eligible Investors:
■ An investor participating in a no-load platform, network or other fee-based program offered by a financial intermediary, for example, a wrap-account or retirement platform where Federated Hermes has entered into an agreement with the intermediary;
■ A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals;
■ An employer-sponsored retirement plan;
■ A trust institution investing on behalf of its trust customers;
■ An investor, other than a natural person, purchasing Shares directly from the Fund;
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■ A Federated Hermes Fund;
■ An investor (including a natural person) who acquired the R6 class of a Federated Hermes fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
■ In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated Hermes or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated Hermes; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or sub-advised by a Federated Hermes investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.
Intra-Fund Share Conversion Program
A shareholder in the Fund’s Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment managers or third-party administrators) whose customers are shareholders of the Fund.
The Fund’s Class R6 Shares do not make any payments to financial intermediaries, either from Fund assets or from the investment adviser and its affiliates.
service fees
SS Class
SS class may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
ACCOUNT ADMINISTRATION FEES
SS Class
SS class may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment managers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
RECORDKEEPING FEES
IS & SS Classes
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
networking fees
IS & SS Classes
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER PERSONS
IS & SS Classes
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, and other persons, that support the sale of Shares or provide services to the Fund and/or its shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons or other persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries and other persons receive such payments, and the amount of compensation may vary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary or other person sells, may sell or arrange for the sale of Shares; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary or other person. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. In addition, as discussed above in “Commissions on Shares,” if you purchase Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker. You can ask your financial intermediary, or any other person that provides services to you, for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares of the Fund any day the NYSE is open. Shares will be purchased at the NAV next calculated after your investment is received by the Fund, or its agent, in proper form. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form. All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus.
For important account information, see the section “Security and Privacy Protection.”
Eligible investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated Hermes fund in the manner described above under “How is the Fund Sold?”
Where applicable, the required minimum initial investment for the IS class and SS class is generally $1,000,000. There is no minimum subsequent investment amount.
THROUGH A FINANCIAL INTERMEDIARY
■ Establish an account with the financial intermediary; and
■ Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund has authorized certain intermediaries to accept share purchase orders on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the Fund, and shares will be bought at the NAV next calculated after such an order is received by the authorized intermediary. If your financial intermediary is not an authorized intermediary, the Fund or its agent must receive the purchase order in proper form from your financial intermediary by the end of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) in order for your transaction to be priced at that day’s NAV. In addition, your financial intermediary must forward your payment by the prescribed trade settlement date (typically within one to three business days) to the Fund’s transfer agent, SS&C GIDS, Inc. (“Transfer Agent”). You will become the owner of Shares and receive dividends when your payment is received in accordance with these time frames (provided that, if payment is received in the form of a check, the check clears). If your payment is not received in accordance with these time frames, or a check does not clear, your purchase will be canceled and you could be liable for any losses, fees or expenses incurred by the Fund or the Fund’s Transfer Agent.
Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”
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Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
Shareholders are encouraged to ask their financial intermediary if they are an authorized agent for the Fund and about any fees that may be charged by the financial intermediary.
DIRECTLY FROM THE FUND
■ Establish your account with the Fund by submitting a completed New Account Form; and
■ Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or the Fund’s Transfer Agent.
By Wire
To facilitate processing your order, please call the Fund before sending the wire. Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated Hermes EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.
By Check
Make your check payable to The Federated Hermes Funds, note your account number on the check, and send it to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Hermes Funds
801 Pennsylvania Avenue
Suite 219318
Kansas City, MO 64105-1307
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Hermes Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedHermes.com/us under “Resources” and then “Literature and Forms,” then “Forms.” You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Fund Shares through an exchange from another Federated Hermes fund. To do this you must:
■ meet any applicable shareholder eligibility requirements;
■ ensure that the account registrations are identical;
■ meet any applicable minimum initial investment requirements; and
■ receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
16

You may purchase Shares through an exchange from any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Shares of Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
By Online Account Services
You may access your accounts online to purchase Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■ through a financial intermediary if you purchased Shares through a financial intermediary; or
■ directly from the Fund if you purchased Shares directly from the Fund.
Shares of the Fund may be redeemed for cash, or exchanged for shares of other Federated Hermes funds as described herein, on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.
If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day’s NAV.
By Mail
You may redeem or exchange Shares by sending a written request to the Fund.
You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
Send requests by private courier or overnight delivery service to:
The Federated Hermes Funds
801 Pennsylvania Avenue
Suite 219318
Kansas City, MO 64105-1307
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All requests must include:
■ Fund name and Share class, account number and account registration;
■ amount to be redeemed or exchanged;
■ signatures of all shareholders exactly as registered; and
■ if exchanging, the Fund name and Share class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■ your redemption will be sent to an address other than the address of record;
■ your redemption will be sent to an address of record that was changed within the last 30 days;
■ a redemption is payable to someone other than the shareholder(s) of record; or
■ transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■ An electronic transfer to your account at a financial institution that is an ACH member; or
■ Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■ Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes (“Federated Hermes funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■ Committed Line of Credit. The Fund participates with certain other Federated Hermes funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the funds, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding.
■ Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
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LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■ to allow your purchase to clear (as discussed below);
■ during periods of market volatility;
■ when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
■ during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed (including beyond seven days), during any period:
■ when the NYSE is closed, other than customary weekend and holiday closings;
■ when trading on the NYSE is restricted, as determined by the SEC;
■ in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or
■ as the SEC may by order permit for the protection of Fund shareholders.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund. To do this, you must:
■ meet any applicable shareholder eligibility requirements;
■ ensure that the account registrations are identical;
■ meet any applicable minimum initial investment requirements; and
■ receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information–Frequent Trading Policies.”
You may exchange Shares of the Fund for shares of any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Shares of Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
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Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Hermes will not be responsible for losses that result from unauthorized transactions, unless Federated Hermes does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using FederatedHermes.com/us’s Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that Internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Hermes’ privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through FederatedHermes.com/us.
Account and Share Information
CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
In addition, the Fund pays any capital gains at least annually and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.
ACCOUNTS WITH LOW BALANCES
IS & SS Classes
Federated Hermes reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below:
■ $25,000 for the IS and SS classes.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund and/or your financial intermediary provides year-end tax information and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.
Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.
The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The Fund may also monitor trades into and out of the Fund for potentially disruptive trading activity over periods longer than 30 days. The size of Share transactions subject to monitoring varies. Where it is determined that a shareholder has exceeded the detection amounts
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twice within a period of 12 months, the Fund will temporarily prohibit the shareholder from making further purchases or exchanges of Fund Shares. If the shareholder continues to exceed the detection amounts for specified periods, the Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently prohibiting the shareholder from making any further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may prohibit the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.
The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated Hermes funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated Hermes fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows and other activity that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated Hermes funds could adversely affect the management of the Fund’s portfolio and its performance.
The Fund will not restrict transactions made on a non-discretionary basis by certain asset allocation programs, wrap programs, fund of funds, collective funds or other similar accounts that have been pre-approved by Federated Hermes (“Approved Accounts”). The Fund will continue to monitor transactions by the Approved Accounts and will seek to limit or restrict even non-discretionary transactions by Approved Accounts that are determined to be disruptive or harmful to the Fund.
The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where Shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.
Other funds in the Federated Hermes family of funds may impose different monitoring policies or in some cases, may not monitor for frequent or short-term trading. Under normal market conditions such monitoring policies are designed to protect the funds being monitored and their shareholders and the operation of such policies and shareholder investments under such monitoring are not expected to have materially adverse impact on the Federated Hermes funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated Hermes fund, please read the prospectus of that other Federated Hermes fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 holdings and a percentage breakdown of the portfolio by sector.
You may also access portfolio information as of the end of the Fund’s fiscal quarters via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Form N-CSR contains complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at sec.gov.
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to FederatedHermes.com/us. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
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Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain other support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The address of the Manager and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Manager and other advisory subsidiaries of Federated Hermes combined advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $757.6 billion as of December 31, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.
The Manager advises approximately 16 registered investment companies and also manages sub-advised funds. The Manager’s assets under management totaled approximately $13.8 billion as of December 31, 2023.
PORTFOLIO MANAGEMENT INFORMATION
Ian L. Miller
Ian L. Miller, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2012.
Mr. Miller is jointly responsible for the day-to-day management of the Fund. He has been with the Manager or an affiliate since 2006; has worked in investment management since 2006; and has managed investment portfolios since 2012. Education: B.S., Clarion University; M.S., The Johns Hopkins University.
Damian M. McIntyre
Damian M. McIntyre, CFA, CAIA and FRM, Portfolio Manager, has been the Fund’s portfolio manager since December 2016.
Mr. McIntyre is jointly responsible for the day-to-day management of the Fund. He has been with the Manager or an affiliate since 2008; has worked in investment management since 2008; and has managed investment portfolios since 2014. Education: B.S. and M.B.A., Carnegie Mellon University.
The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts and ownership of securities in the Fund.
management FEES
The Manager receives an annual management fee of 0.30% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Manager and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board’s review of the Fund’s investment management contract is available in the Fund’s Form N-CSR for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Fund’s filing on Form N-CSR.
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.72	$16.77	$23.51	$18.35	$20.69
Income From Investment Operations:
Net investment income[1]	0.21	0.21	0.21	0.21	0.20
Net realized and unrealized gain (loss)	4.34	(0.32)	(2.53)	7.99	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	4.55	(0.11)	(2.32)	8.20	(0.24)
Less Distributions:
Distributions from net investment income	(0.22)	(0.23)	(0.20)	(0.18)	(0.22)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(1.84)	(1.94)	(4.42)	(3.04)	(2.10)
Net Asset Value, End of Period	$17.43	$14.72	$16.77	$23.51	$18.35
Total Return[2]	33.07%	(0.99)%	(11.85)%	48.88%	(1.41)%
Ratios to Average Net Assets:
Net expenses[3]	0.31%[4]	0.31%[4]	0.31%	0.31%	0.31%
Net investment income	1.28%	1.35%	1.17%	0.96%	1.22%
Expense waiver/reimbursement[5]	0.18%	0.17%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,308	$38,699	$82,356	$109,614	$87,376
Portfolio turnover[6]	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.31% for the years ended
October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2024, which can be obtained free of charge.
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.74	$16.80	$23.54	$18.37	$20.70
Income From Investment Operations:
Net investment income[1]	0.17	0.17	0.16	0.15	0.17
Net realized and unrealized gain (loss)	4.35	(0.33)	(2.53)	8.00	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	4.52	(0.16)	(2.37)	8.15	(0.28)
Less Distributions:
Distributions from net investment income	(0.18)	(0.19)	(0.15)	(0.12)	(0.17)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(1.80)	(1.90)	(4.37)	(2.98)	(2.05)
Net Asset Value, End of Period	$17.46	$14.74	$16.80	$23.54	$18.37
Total Return[2]	32.76%	(1.31)%	(12.06)%	48.52%	(1.63)%
Ratios to Average Net Assets:
Net expenses[3]	0.56%[4]	0.56%[4]	0.56%	0.56%	0.56%
Net investment income	1.04%	1.06%	0.92%	0.71%	0.95%
Expense waiver/reimbursement[5]	0.18%	0.16%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$211,706	$189,138	$224,874	$306,048	$251,645
Portfolio turnover[6]	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.56% and 0.56% for the years ended
October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2024, which can be obtained free of charge.
25

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.75	$16.80	$23.55	$18.38	$20.71
Income From Investment Operations:
Net investment income[1]	0.22	0.21	0.20	0.21	0.22
Net realized and unrealized gain (loss)	4.34	(0.32)	(2.53)	8.00	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	4.56	(0.11)	(2.33)	8.21	(0.23)
Less Distributions:
Distributions from net investment income	(0.22)	(0.23)	(0.20)	(0.18)	(0.22)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(1.84)	(1.94)	(4.42)	(3.04)	(2.10)
Net Asset Value, End of Period	$17.47	$14.75	$16.80	$23.55	$18.38
Total Return[2]	33.08%	(0.98)%	(11.87)%	48.87%	(1.35)%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4]	0.30%[4]	0.30%	0.30%	0.30%
Net investment income	1.32%	1.30%	1.19%	0.96%	1.21%
Expense waiver/reimbursement[5]	0.15%	0.13%	0.11%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,006	$45,559	$43,205	$48,011	$37,590
Portfolio turnover[6]	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.30% and 0.30% for the years ended
October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2024, which can be obtained free of charge.
26

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The charts show the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this Prospectus (and thus do not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED HERMES MID-CAP INDEX FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.50%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$51.13	$10,450.00
2	$10,450.00	$522.50	$10,972.50	$53.43	$10,920.25
3	$10,920.25	$546.01	$11,466.26	$55.83	$11,411.66
4	$11,411.66	$570.58	$11,982.24	$58.34	$11,925.18
5	$11,925.18	$596.26	$12,521.44	$60.97	$12,461.81
6	$12,461.81	$623.09	$13,084.90	$63.71	$13,022.59
7	$13,022.59	$651.13	$13,673.72	$66.58	$13,608.61
8	$13,608.61	$680.43	$14,289.04	$69.57	$14,221.00
9	$14,221.00	$711.05	$14,932.05	$72.70	$14,860.95
10	$14,860.95	$743.05	$15,604.00	$75.98	$15,529.69
Cumulative		$6,144.10		$628.24

FEDERATED HERMES MID-CAP INDEX FUND - SS CLASS
ANNUAL EXPENSE RATIO: 0.75%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$76.59	$10,425.00
2	$10,425.00	$521.25	$10,946.25	$79.85	$10,868.06
3	$10,868.06	$543.40	$11,411.46	$83.24	$11,329.95
4	$11,329.95	$566.50	$11,896.45	$86.78	$11,811.47
5	$11,811.47	$590.57	$12,402.04	$90.47	$12,313.46
6	$12,313.46	$615.67	$12,929.13	$94.31	$12,836.78
7	$12,836.78	$641.84	$13,478.62	$98.32	$13,382.34
8	$13,382.34	$669.12	$14,051.46	$102.50	$13,951.09
9	$13,951.09	$697.55	$14,648.64	$106.86	$14,544.01
10	$14,544.01	$727.20	$15,271.21	$111.40	$15,162.13
Cumulative		$6,073.10		$930.32

27

FEDERATED HERMES MID-CAP INDEX FUND - R6 CLASS
ANNUAL EXPENSE RATIO: 0.46%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$47.04	$10,454.00
2	$10,454.00	$522.70	$10,976.70	$49.18	$10,928.61
3	$10,928.61	$546.43	$11,475.04	$51.41	$11,424.77
4	$11,424.77	$571.24	$11,996.01	$53.75	$11,943.45
5	$11,943.45	$597.17	$12,540.62	$56.19	$12,485.68
6	$12,485.68	$624.28	$13,109.96	$58.74	$13,052.53
7	$13,052.53	$652.63	$13,705.16	$61.40	$13,645.11
8	$13,645.11	$682.26	$14,327.37	$64.19	$14,264.60
9	$14,264.60	$713.23	$14,977.83	$67.11	$14,912.21
10	$14,912.21	$745.61	$15,657.82	$70.15	$15,589.22
Cumulative		$6,155.55		$579.16
28

Notes
[PAGE INTENTIONALLY LEFT BLANK]

An SAI dated December 31, 2024, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI, Annual and Semi-Annual Reports to shareholders and in Form N-CSR as they become available. In Form N-CSR, you will find, among other information, the Fund’s annual and semi-annual financial statements. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information, such as financial statements, without charge, to make inquiries or request e-delivery, call your financial intermediary or the Fund at 1-800-341-7400. You may also access the Fund’s Prospectus, SAI, Annual Report, Semi-Annual Report, financial statements and other information on the Fund’s website at FederatedHermes.com/us/Fund Information.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on FederatedHermes.com/us.
You can obtain information about the Fund (including the SAI) by accessing Fund information from the EDGAR Database on the SEC’s website at sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.

Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-6061
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
2062304A (12/24)
© 2024 Federated Hermes, Inc.

Statement of Additional Information
December 31, 2024

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund

A Portfolio of Federated Hermes Index Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Hermes Mid-Cap Index Fund (the “Fund”), dated December 31, 2024.
This SAI incorporates by reference the Fund’s annual financial statements filed on Form N-CSR. Obtain the Fund’s Prospectus, SAI, Annual Report, Semi-Annual Report and other information, such as financial statements, without charge by calling 1-800-341-7400. You may also access the Fund’s Prospectus, SAI, Annual Report, Semi-Annual Report, financial statements and other information on the Fund’s website at FederatedHermes.com/us/FundInformation.
Contents
1	How is the Fund Organized?
1	Non-Principal Investment Strategies
1	Securities in Which the Fund Invests
10	Investment Risks
14	Investment Objective and Investment Limitations
16	What Do Shares Cost?
18	How is the Fund Sold?
21	Purchases In-Kind
21	Redemption In-Kind
21	Massachusetts Partnership Law
22	Account and Share Information
22	Tax Information
23	Who Manages and Provides Services to the Fund?
39	Financial Information
40	Additional Information Concerning the Index
41	Addresses
42	Appendix
Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
2062304B (12/24)
© 2024 Federated Hermes, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Federated Hermes Index Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (“Board”) has established three classes of shares of the Fund, known as Institutional Shares (IS), Service Shares (SS) and Class R6 Shares (R6) (“Shares”). This SAI relates to all classes of Shares.
The Fund’s investment manager is Federated Equity Management Company of Pennsylvania (“Manager” or “Adviser”).
Effective June 26, 2020, the Trust changed its name from Federated Index Trust to Federated Hermes Index Trust and the Fund changed its name from Federated Mid-Cap Index Fund to Federated Hermes Mid-Cap Index Fund.
Non-Principal Investment Strategies
The Fund’s principal investment strategies are described in the Fund’s Prospectus. The Fund may also invest in the securities listed in this SAI as part of its non-principal investment strategies. As part of the Manager’s enhanced management techniques described in the Prospectus, the Fund may, for example: a) invest in securities issued in initial public offerings (IPOs); or b) invest in substitutes for securities within the S&P MidCap 400 Index (“Index”) when the Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns.
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Equity Securities
Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.
The following further describes the types of equity securities in which the Fund invests. This information is either additional information in respect of a principal security referenced in the Prospectus or information in respect of a non-principal security (in which case there is no related disclosure in the Prospectus).
Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed-income security.
Convertible Securities
Convertible securities are fixed-income securities or preferred stocks that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
1

Warrants
Warrants give the Fund the option to buy the issuer’s equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Foreign Securities
Foreign securities are securities of issuers based outside the United States. To the extent a Fund invests in securities included in its applicable broad-based securities market index, the Fund may consider an issuer to be based outside the United States if the applicable index classifies the issuer as based outside the United States. Accordingly, the Fund may consider an issuer to be based outside the United States if the issuer satisfies at least one, but not necessarily all, of the following:
■ it is organized under the laws of, or has its principal office located in, another country;
■ the principal trading market for its securities is in another country;
■ it (directly or through its consolidated subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country; or
■ it is classified by an applicable index as based outside the United States.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.
ADRs and Domestically Traded Securities of Foreign Issuers (Types of Foreign Equity Securities)
American Depositary Receipts, which are traded in U.S. markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. dollars in U.S. markets.
Initial Public Offerings
The Fund may invest in securities issued in initial public offerings (IPOs). The Fund will participate in such offerings, which may not be included in the Index, without regard to the issuer’s market capitalization and will select IPO securities based on the Adviser’s fundamental analysis of the issuer. The Adviser will generally limit its investments in IPO securities to those listed on a U.S. stock exchange. Investments in IPO securities may be speculative in nature, may be volatile, and may involve significant gains and losses. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to decline following the IPO. IPO securities are subject to many of the same risks of investing in companies with smaller market capitalizations. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. These fluctuations could impact the Fund’s NAV and return earned on the Fund’s shares. If the Fund invests in an IPO security not included in the Index, then there may be an increased risk of tracking error.
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
2

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund invests. This information is either additional information in respect of a principal security referenced in the Prospectus or information in respect of a non-principal security (in which case there is no related disclosure in the Prospectus).
Treasury Securities (A Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having minimal credit risks.
Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
3

In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization, or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation or asset coverage purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.
Derivative Contracts
Derivative contracts are financial instruments that derive their value from underlying securities, commodities, currencies, indices or other assets or instruments, including other derivative contracts (each a “Reference Instrument” and collectively, “Reference Instruments”). The most common types of derivative contracts are swaps, futures and options, and the major asset classes include interest rates, equities, commodities and foreign exchange. Each party to a derivative contract may sometimes be referred to as a “counterparty.” Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on exchanges. In these circumstances, the relevant exchange sets all the terms of the contract except for the price. Parties to an exchange-traded derivative contract make payments through the exchange. Most exchanges require traders to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make or collect daily payments to the margin accounts to reflect losses (or gains), respectively, in the value of their contracts. This protects traders against a potential default by their counterparty. Trading contracts on an exchange also allows traders to hedge or mitigate certain risks or carry out more complex trading strategies by entering into offsetting contracts.
For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
The Fund may also trade derivative contracts over-the-counter (OTC), meaning off-exchange, in transactions negotiated directly between the Fund and an eligible counterparty, which may be a financial institution. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded derivative contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange-traded contracts, especially in times of financial stress.
4

The market for swaps and other OTC derivatives was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Regulations enacted by the Commodity Futures Trading Commission (the “CFTC”) under the Dodd-Frank Act require the Fund to clear certain types of swap contracts (including certain interest rate and credit default swaps) through a central clearinghouse known as a derivatives clearing organization (DCO).
To clear a swap through a DCO, the Fund will submit the contract to, and post margin with, a futures commission merchant (FCM) that is a clearinghouse member. The Fund may enter into the swap with a counterparty other than the FCM and arrange for the contract to be transferred to the FCM for clearing or enter into the contract with the FCM itself. If the Fund must centrally clear a transaction, the CFTC’s regulations also generally require that the swap be executed on a registered exchange (either a designated contract market (DCM) or swap execution facility (SEF)). Central clearing is presently required only for certain swaps; the CFTC is expected to impose a mandatory central clearing requirement for additional derivative instruments over time.
DCOs, DCMs, SEFs and FCMs are all subject to regulatory oversight by the CFTC. In addition, certain derivative market participants that act as market makers, and engage in a significant amount of “dealing” activity are as also required to register as swap dealers with the CFTC. Among other things, swap dealers are subject to minimum capital requirements and business conduct standards and must also post and collect initial and variation margin on uncleared swaps with certain of their counterparties. Because of this, if the Fund enters into uncleared swaps with any swap dealers, it may be subject to initial and variation margin requirements that could impact the Fund’s ability to enter into swaps in the OTC market, including making transacting in uncleared swaps significantly more expensive.
At this point in time, most of the Dodd-Frank Act has been fully implemented, though a small number of remaining rulemakings are unfinished or are subject to phase-in periods. Any future regulatory or legislative activity would not necessarily have a direct, immediate effect upon the Fund, though it is within the realm of possibility that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.
Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument and may also expose the Fund to liquidity and leverage risk. OTC contracts also expose the Fund to credit risk in the event that a counterparty defaults on the contract, although this risk may be mitigated by submitting the contract for clearing through a DCO, or certain other factors, such as collecting margin from the counterparty.
The Fund may invest in a derivative contract if it is permitted to own, invest in or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:
Futures Contracts (A Type of Derivative)
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to the Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the Act with respect to the Fund. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.
Interest-Rate Futures
An interest-rate futures contract is an exchange-traded contract for which the Reference Instrument is an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The Reference Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The Reference Instrument for a Eurodollar futures contract is the Secured Overnight Financing Rate (commonly referred to as SOFR); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.
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Index Futures
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference Instruments within the index.
Security Futures
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.
Currency Futures and Currency Forward Contracts (Types of Futures Contracts)
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is not an exchange-traded contract and represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund’s counterparty to the contract were to default.
Option Contracts (A Type of Derivative)
Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the “exercise price”) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
The Fund may buy and/or sell the following types of options:
Call Options
A call option gives the holder (“buyer”) the right to buy the Reference Instrument from the seller (“writer”) of the option. The Fund may use call options in the following ways:
■ Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and
■ Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument. If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.
Put Options
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:
■ Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and
■ Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.
The Fund may also buy or write options, as needed, to close out existing option positions.
Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).
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Swap Contracts (A Type of Derivative)
A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common swap agreements that the Fund may use include:
Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a “notional principal amount”) in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.
Caps and Floors (A Type of Swap Contract)
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.
Total Return Swaps
A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument. Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.
Credit Default Swaps
A credit default swap (CDS) is an agreement between two parties whereby one party (the “Protection Buyer”) agrees to make payments over the term of the CDS to the other party (the “Protection Seller”), provided that no designated event of default, restructuring or other credit related event (each a “Credit Event”) occurs with respect to Reference Instrument that is usually a particular bond, loan or the unsecured credit of an issuer, in general (the “Reference Obligation”). Many CDS are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the “Deliverable Obligation”). The counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the counterparty to the CDS.
Currency Swaps
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a “foreign exchange swap”).
Other Investments, Transactions, Techniques
Hybrid Instruments
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form
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of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Credit Linked Note (A Type of Hybrid Instrument)
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) with respect to which the Reference Instrument is a single bond, a portfolio of bonds or the unsecured credit of an issuer, in general (each a “Reference Credit”). The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each a “Credit Event”) with respect to the issuer of the Reference Credit; or (ii) the market value of the Reference Credit, if a Credit Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Credit in the event of a Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index or derivative contract (such as a credit default swap) can be used as the Reference Credit.
Equity Linked Note (A Type of Hybrid Instrument)
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities or an equity index (the “Reference Equity Instrument”). Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference Equity Instrument.
Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.
Derivatives Regulation and Asset Coverage
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In addition, effective August 19, 2022, Rule 18f-4 (the “Derivatives Rule”) under the Investment Company Act of 1940, as amended (the “1940 Act”), replaced the asset segregation framework previously used by funds to comply with limitations on leverage imposed by the 1940 Act. The Derivatives Rule generally mandates that a fund either limit derivatives exposure to 10% or less of its net assets, or in the alternative implement: (i) limits on leverage calculated based value-at-risk (VAR); and (ii) a written derivatives risk management program (DRMP) administered by a derivatives risk manager appointed by the Fund’s Board, including a majority of the independent Board members, that is periodically reviewed by the Board.
As the Fund’s derivative exposure, if any, is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, the Fund is classified as a limited derivatives user under the Derivatives Rule and will not be subject to the full requirements of the Derivatives Rule as noted above, including VAR testing and stress testing, and certain Board reporting requirements. However, the Fund is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks and monitor its derivatives exposure daily.
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In accordance with the requirements of Section 18 of the 1940 Act, any borrowings by the Fund will be made only to the extent the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings (the “300% Asset Coverage Ratio”). The Derivatives Rule permits the Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding limitations on the issuance of senior securities under Section 18 of the 1940 Act, provided that the Fund either (i) treats these transactions as derivatives transactions under the Derivatives Rule, or (ii) ensures that the 300% Asset Coverage Ratio with respect to such transactions and any other borrowings in the aggregate. While reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the Limited Derivatives Users exception, for funds subject to the VAR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. See “Borrowing Money and Issuing Senior Securities” and “Additional Information” below.
Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.
Investing in Exchange-Traded Funds
The Fund may invest in exchange-traded funds (ETFs) as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.
INTER-FUND BORROWING AND THIRD-PARTY LENDING ARRANGEMENTS
Inter-Fund Borrowing
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds (“Federated Hermes funds”) advised by subsidiaries of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated Hermes funds, and an inter-fund loan is only made if it benefits each participating Federated Hermes fund. Federated Hermes administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated Hermes funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated Hermes fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated Hermes fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Third-Party Line of Credit
The Fund participates with certain other Federated Hermes funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of: (i) the federal funds effective rate; (ii) the published secured overnight financing rate plus
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an assigned percentage; and (iii) 0.0%; plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of the date of this Statement of Additional Information, there were no outstanding loans. During the most recently ended fiscal year, the Fund did not utilize the LOC.
LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program (LRMP) and related procedures to assess and manage the liquidity risk of the Fund in accordance with Section 22(e) of the 1940 Act and Rule 22e-4 thereunder. The Board has designated the Adviser, together with Federated Hermes, Inc.’s (“Federated Hermes,” formerly Federated Investors, Inc.) other affiliated registered investment advisory subsidiaries that serve as investment advisers to other Federated Hermes funds, to collectively serve as the administrator of the LRMP and the related procedures (the “Administrator”). Rule 22e-4 defines “liquidity risk” as the risk that the Fund will be unable to meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. As a part of the LRMP, the Administrator is responsible for classifying the liquidity of the Fund’s portfolio investments in accordance with Rule 22e-4. As part of the LRMP, the Administrator is also responsible for assessing, managing and periodically reviewing the Fund’s liquidity risk, for making periodic reports to the Board and the SEC regarding the liquidity of the Fund’s investments, and for notifying the Board and the SEC of certain liquidity events specified in Rule 22e-4. The liquidity of the Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the LRMP.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Interest Rate Risk
Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. The duration of a fixed-income security may be equal to or shorter than the stated maturity of a fixed-income security. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Duration measures the price sensitivity of a fixed-income security given a change in interest rates. For example, if a fixed-income security has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the security’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the security’s value to increase about 3%.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Risk Associated with Noninvestment-Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers
Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial
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press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.
Small-Cap Company Risk
The Fund may invest in small capitalization (or “small-cap”) companies. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of the Fund’s portfolio and performance. Shareholders should expect that the value of the Fund’s Shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies.
Currency Risk
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.
Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Manager would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law.
Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.
Exchange-Traded Funds Risk
An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Risk of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.
Risk of Investing in Derivative Contracts and Hybrid Instruments
The Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its shareholders. For example, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances certain derivative contracts and hybrid instruments may cause the Fund to: (a) incur an excise tax on a portion of the income related to those contracts and instruments; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference Instrument. If the value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference Instrument may instead appreciate in value creating a loss for the Fund. Seventh, a default or failure by a CCP or an FCM (also sometimes called a “futures broker”), or the failure of a contract to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting derivative positions, accessing margin, or fully implementing its investment strategies. The central clearing of a derivative and trading of a contract over a SEF could reduce the liquidity in, or increase costs of entering into or holding, any contracts. Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund’s Prospectus, such as stock market, interest rate, currency, credit, liquidity and leverage risks.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Manager and accounts managed by affiliates of the Manager. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
Initial Public Offerings (IPOs) Risk
IPOs are initial public offerings of equity securities. Securities issued in IPOs have no trading history, and there may only be limited information about the companies. IPO securities are subject to many of the same risks of investing in companies with smaller market capitalizations. The prices of securities sold in IPOs may be highly volatile and may rise or fall shortly after the IPO is complete due to the absence of a prior public market, unseasoned trading and speculation, the small number of shares available for trading, limited information about the issuer and other factors. Further, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. While investments in companies that have recently gone public have the potential to produce substantial gains for the Fund, there is no assurance that the Fund will have access to profitable IPOs, that any particular IPO will be successful, or that any gains will be sustainable, and therefore investors should not rely on these past gains as an indication of future performance.
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LARGE SHAREHOLDER RISK
A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests. Investments in the Fund by other investment companies also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquiring fund. For example, a conflict of interest can arise due to the possibility that the investment adviser to the acquiring fund could make a decision to redeem the acquiring fund’s investment in the Fund. In the case of an investment by an affiliated fund, a conflict of interest can arise if, because of the acquiring fund’s investment in the Fund, the Fund is able to garner more assets from third-party investors, thereby growing the Fund and increasing the management fees received by the Adviser, which could also be the investment adviser to the acquiring fund.
Cybersecurity and Operational Risk
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders, and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites), which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
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The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant) as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Objective and Investment Limitations
The Fund’s fundamental investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. The investment objective may not be changed by the Fund’s Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
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Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations are fundamental and cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.
Illiquid Investments
The Fund will not make investments in holdings for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, if immediately after and as a result, the value of such investments would exceed, in the aggregate, 15% of the Fund’s net assets.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.
Additional Information
As a matter of non-fundamental investment policy regarding certain of the Fund’s investment restrictions, please note the following additional information.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
In applying the concentration restriction, the Fund will adhere to the requirements of the 1940 Act which limits investments in a particular industry or group of industries to no more than 25% of the value of the Fund’s total assets. Further, in applying the Fund’s concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank deposit instruments may be excluded from
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industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments that are not deposit instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.
For purposes of the above limitations, municipal securities are those securities issued by governments or political subdivisions of governments.
In applying the borrowing limitation, in accordance with Section 18(f)(1) of the 1940 Act and current SEC rules and guidance, the Fund is permitted to borrow money, directly or indirectly, provided that immediately after any such borrowing, the Fund has asset coverage of at least 300% for all of the Fund’s borrowings, and provided further that in the event that such asset coverage shall at any time fall below 300% the Fund shall, within three business days, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
Non-Fundamental Names Rule Policy
The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in index investments. The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in index investments.
What Do Shares Cost?
Determining Market Value of Securities
A Share’s net asset value (NAV) is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to each class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the level of expenses allocated to each class as well as a result of the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The NAV is calculated to the nearest whole cent per Share.
In calculating its NAV, the Fund generally values investments as follows:
■ Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and ask quotations from one or more dealers.
■ Other equity securities traded primarily in the United States are valued based upon the mean of closing bid and ask quotations from one or more dealers.
■ Equity securities traded primarily through securities exchanges and regulated market systems outside the United States are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and ask quotations from one or more dealers.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser. The methods used by pricing services to determine such price evaluations are described below.
■ Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued based upon the mean of closing bid and ask quotations reported by the exchange or from one or more futures commission merchants.
■ OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation from a pricing service is not readily available, such derivative contracts may be fair valued based upon price evaluations from one or more dealers or using a recognized pricing model for the contract.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the Fund will use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.
Noninvestment assets and liabilities are valued in accordance with U.S. Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income, other income and realized and unrealized investment gains and losses through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from a third party.
The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as the Fund’s valuation designee to perform the fair value determination for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair valuation determinations.
Pricing Service Valuations. The Valuation Committee, subject to Board oversight, is authorized to use pricing services that provide daily fair value evaluations of the current value of certain investments, primarily fixed-income securities and OTC derivative contracts. Different pricing services may provide different price evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the price evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer’s operations or liquidation.
Special valuation considerations may apply with respect to the Fund’s “odd-lot” positions, if any, as the Fund may receive lower prices when it sells such positions than it would receive for sales of institutional round lot positions. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but the Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes.
The Valuation Committee oversees the Fund’s pricing services, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing services’ prices against actual sale transactions, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these pricing services. If information furnished by a pricing service is not readily available or, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the security will be fair valued by the Valuation Committee in accordance with procedures established by the Adviser as discussed below in “Fair Valuation Procedures.”
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the bid and ask prices for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts.
Fair Valuation Procedures. The Adviser has established procedures for determining the fair value of investments for which price evaluations from pricing services or dealers and market quotations are not readily available. The procedures define an investment’s “fair value” as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of
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factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment’s fair value include: (1) the last reported price at which the investment was traded; (2) information provided by dealers or investment analysts regarding the investment or the issuer; (3) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports; (4) publicly announced transactions (such as tender offers and mergers) involving the issuer; (5) comparisons to other investments or to financial indices that are correlated to the investment; (6) with respect to fixed-income investments, changes in market yields and spreads; (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension; and (8) other factors that might affect the investment’s value.
The Valuation Committee is responsible for the day-to-day implementation of these procedures subject to the oversight of the Board. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment. The Board periodically reviews the fair valuations made by the Valuation Committee. The Board has also approved the Adviser’s fair valuation procedures and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other registered funds to calculate their NAVs. The application of the fair value procedures to an investment represents a good faith determination of such investment’s fair value. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value could be materially different.
Significant Events. The Adviser has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations or litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.
The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures. The Board periodically reviews fair valuations made in response to significant events.
How is the Fund Sold?
Under the Distributor’s Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
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Additional Payments To others (including Financial Intermediaries)
IS and SS Class Only
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, and other persons. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Manager). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization.
Financial intermediaries and other persons may receive payments under some or all categories described below. These payments assist in the Distributor’s efforts to support the sale of Shares and compensate financial intermediaries and other persons for performing ancillary services in connection with effecting sales of the funds. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary or other person sells, may sell or arrange for the sale of Shares; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. Not all financial intermediaries and other persons receive such payments and the amount of compensation may vary. You should ask your financial intermediary, or any other person that provides services to you, for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated Hermes funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client accounts in the fund. The types of payments that the Distributor may make under this category include, but are not limited to: payment for administrative services, like account maintenance support and statement processing; payment for costs associated with transacting in the funds, like payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services related to setting up funds on the financial intermediary’s mutual fund trading system, including technology and programming set-up, platform development and maintenance or similar services.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated Hermes fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries, or other persons, that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include “finders” or “referral fees” or directing investors to a fund, financial assistance to financial intermediaries that enable the Distributor to participate in or present at meetings, conferences or seminars, sales or education and training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation for the provision of sales or intermediary related data and analytics to the Adviser and/or its affiliates.
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The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries or other persons that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary or any other person that provides services to you for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC
Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co.
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC
Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
20

Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd.
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities’ values prior to sale.
Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
In the unlikely event a shareholder is held personally liable for the Trust’s obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
21

Account and Share Information
Voting Rights
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding Shares of all series entitled to vote.
As of December 9, 2024, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: National Financial Services LLC, Jersey City, NJ, owned approximately 723,173 Shares (27.69%); Empower Trust, Greenwood Village, CO, owned approximately 242,154 Shares (9.27%); Raymond James, St. Petersburg, FL, owned approximately 180,556 Shares (6.91%); Pershing LLC, Jersey City, NJ, owned approximately 155,192 Shares (5.94%); Matrix Trust Company, Phoenix, AZ, owned approximately 149,102 Shares (5.71%); and WJY & Co., Clinton, IA, owned approximately 141,102 Shares (5.40%).
As of December 9, 2024, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Service Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 3,847,836 Shares (32.02%); and National Financial Services LLC, Jersey City, NJ, owned approximately 1,532,688 Shares (12.75%).
As of December 9, 2024, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class R6 Shares: John Hancock Trust Company LLC, Boston, MA, owned approximately 1,012,359 Shares (40.54%); Matrix Trust Company, Folsom, CA, owned approximately 273,208 Shares (10.94%); Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 225,426 Shares (9.02%); and Empower Trust, Greenwood Village, CO, owned approximately 179,332 Shares (7.18%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
National Financial Services LLC is organized in the State of Delaware and is a wholly owned subsidiary of Fidelity Global Brokerage Group, Inc., which is organized in the Commonwealth of Massachusetts.
Charles Schwab & Co., Inc. is organized in the State of California.
John Hancock Trust Company LLC is organized in the State of New Hampshire.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.
Tax Basis Information
The Fund’s Transfer Agent and/or your financial intermediary is required to provide you with the cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions.
Foreign Investments
If the Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.
22

Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to certain trusts.
Certain foreign corporations may qualify as Passive Foreign Investment Companies (PFIC). There are special rules prescribing the tax treatment of such an investment by the Fund, which could subject the Fund to federal income tax.
If more than 50% of the value of the Fund’s assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised two portfolios, and the Federated Hermes Complex consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
As of December 9, 2024, the Fund’s Board and Officers as a group owned less than 1% of the Fund’s outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■ Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■ Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
■ No conflicts which would interfere with qualifying as independent.
■ Appropriate interpersonal skills to work effectively with other Independent Trustees.
■ Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■ Diversity of background.
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Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; Chairman, President, Chief
Executive Officer and Director, Federated Hermes, Inc.; Trustee, Federated
Administrative Services and Director, Federated Administrative Services,
Inc.; Trustee and Chairman, Federated Advisory Services Company; Director
or Trustee and Chairman, Federated Investment Management Company,
Federated Global Investment Management Corp., Federated Equity
Management Company of Pennsylvania, and Federated MDTA LLC; Trustee,
Federated Investment Counseling; Trustee, Federated Shareholder Services
Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of
certain of the Funds in the Federated Hermes Complex; Director and Vice
President, Federated Hermes, Inc.; President, Director/Trustee and CEO,
Federated Advisory Services Company, Federated Equity Management
Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment
Management Company and Federated MDTA LLC; Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.
		$0	$0
*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Hermes Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Complex; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead Director,
Member of the Audit and Nominating and Corporate Governance
Committees, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served as a Director and Member of the
Audit Governance and Compensation Committees at Publix Super Markets,
Inc. as well as on the Business School Board of Visitors for Wake Forest
University. In addition, he previously served as an Executive Committee member of the United States Golf Association.
		$799.20	$365,000
24

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Hermes Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Adjunct Professor of Law, Emerita, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Director of the Office of Church Relations and later as Associate General
Secretary for the Diocese of Pittsburgh, a member of the Superior Court of
Pennsylvania and as a Professor of Law, Duquesne University School of Law.
Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the Judicial Ethics Advisory Board.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy
Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director, CNX Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh;
Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar
Institute; Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.
		$698.03	$330,000
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Complex; Sole Proprietor, Navigator
Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$751.30	$330,000
25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Hermes Complex (past calendar year)
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; formerly, Senior Vice President for Legal Affairs, General Counsel
and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital, and as a member of the Board of
Directors of Catholic Charities, Pittsburgh.
		$634.56	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$698.03	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$681.76	$300,000
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OFFICERS*
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Jeremy D. Boughton Birth Date: September 29, 1976 Treasurer Officer since: March 2024
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services, Federated Administrative Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company and Federated MDTA, LLC. Formerly, Controller, Federated Hermes,
Inc. and Financial and Operations Principal for Federated Securities Corp. Mr. Boughton has received the Certified Public
Accountant designation.
Previous Positions: Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer,
Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services,
Inc., Federated Securities Corp., Federated Advisory Services Company, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company, Federated MDTA, LLC and Federated Hermes (UK) LLP, as well as other subsidiaries of Federated
Hermes, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Complex;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated Hermes); Senior Vice President, Global Portfolio Management Services Division;
Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in
27

attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Corporation/Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From the Fund (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1] (past calendar year)
John T. Collins[2]	$29.78	$0.00
Charles F. Mansfield, Jr.	$40.99	$60,000
1
The fees paid to a Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
2
John T. Collins retired from the Federated Hermes Funds Board of Directors/Trustees on December 31, 2023. Mr. Collins was appointed as Emeritus Director/Trustee on February 15, 2024, to become retroactively effective as of January 1, 2024. Until December 31, 2023, Mr. Collins was compensated as a Director/Trustee of the Fund and was paid $385,000 for his service to the Federated Hermes Funds for the calendar year ended December 31, 2023.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue G. Thomas Hough John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven
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Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Two
BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks. The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Hermes Family Of Investment Companies As Of December 31, 2023
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes Mid-Cap Index Fund	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
John B. Fisher	None	Over $100,000
Independent Board Member Name
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment manager
The Manager conducts investment research and makes investment decisions for the Fund.
The Manager is a wholly owned subsidiary of Federated Hermes.
The Manager shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Fund.
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In December 2017, Federated Investors, Inc., now Federated Hermes, became a signatory to the Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July 2018, Federated Investors, Inc., now Federated Hermes, acquired a majority interest in Federated Hermes Limited (FHL) (formerly, Hermes Fund Managers Limited), a pioneer of integrated ESG investing. Federated Hermes now owns 100% of FHL. FHL’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of FHL and Hermes Investment Management Limited, is a 50+ member engagement and stewardship affiliate that conducts long-term, objectives-driven dialogue with board and senior executive level representatives of approximately 1,000 unique issuers annually. It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets, along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
Portfolio Manager Information
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
The following information about the Fund’s Portfolio Managers is provided as of the end of the Fund’s most recently completed fiscal year unless otherwise indicated.
Ian Miller, Portfolio Manager
Types of Accounts Managed by Ian Miller	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$416.5 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.
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Ian Miller is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s representative performance index (i.e., S&P MidCap 400® Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Miller is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Miller is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of two IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Miller’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
Damian McIntyre, Portfolio Manager
Types of Accounts Managed by Damian McIntyre	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$416.5 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.
Damian McIntyre is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s representative performance index (i.e., S&P MidCap 400® Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. McIntyre is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. McIntyre is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of four IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting
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assigned to other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. McIntyre’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. McIntyre was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.
Services Agreement
Federated Advisory Services Company, an affiliate of the Manager, provides certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund.
Other Related Services
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Manager and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Manager authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Manager’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Manager’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Manager anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Manager believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The Manager generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Manager may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Manager to vote differently.
The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Manager supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
Corporate Governance
On matters related to the board of directors, generally the Manager will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is a non-independent, non-executive director on the board of a U.S. domestic issuer where less than two-thirds of the directors are independent; (5) is a non-independent, non-executive director on the board of a foreign issuer where less than half of the directors are independent; (6) is a non-independent member of the audit committee; (7) is the chair of the
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nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (8) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (9) served on a board that did not implement a shareholder proposal that the Manager supported and received more than 50% shareholder support the previous year.
In addition, the Manager will generally vote in favor of: (10) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (11) shareholder proposals to declassify the board of directors; (12) shareholder proposals to require a majority voting standard in the election of directors; (13) shareholder proposals to separate the roles of chairman of the board and CEO; (14) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (15) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
On other matters of corporate governance, generally the Manager will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) on a case-by-case basis for shareholder proposals to grant shareholders the right to act by written consent when the company does not already grant shareholders the right to call a special meeting; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); and (4) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Manager will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Manager places great importance on company-specific analyses to determine how to vote. Above all, the Manager will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
Shareholder Proposals on Environmental and Social Issues
The Manager’s general approach to analyzing these proposals calls for considering the language of the written proposal, the financial materiality of the proposal’s objective, and the practices followed by industry peers. This analysis utilizes research reports from the Manager’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
With respect to specific categories of proposals:
Environmental
The Manager will generally support proposals calling for enhanced reporting on the company’s business practices, including policies, strategic initiatives, and oversight mechanisms, related to environmental risks. To reach a final voting decision, we will take into consideration:
■ The company’s current level of publicly available disclosure.
■ Whether the company has formally committed to implementation of a reporting program based on frameworks such as the SASB materiality standards or the TCFD recommendations.
■ Whether the company’s current level of disclosure is comparable to that of industry peers; and
■ Whether there are significant controversies or litigation associated with the company’s environmental performance.
Social
The Manager will generally support resolutions in the social category when they call for measures to enhance disclosure that would enable investors to make better risk assessments of the company’s social issues, such as their human capital management practices. We will generally oppose proposals calling for a change in the company’s product line or methods of distribution.
Political Activities
The Manager will generally support enhanced disclosure of policies, practices, and oversight of corporate political activity when the current level of disclosure falls short of disclosure provided by industry peers. We will oppose proposals prohibiting the company’s participation in any part of the political process, such as making political contributions and joining trade associations.
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Capital Structure
On matters of capital structure, generally, the Manager will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Manager will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
Executive Compensation
Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans, and votes to approve new equity plans or amendments to existing plans. Generally, the Manager will support compensation arrangements that are aligned with the client’s long-term investment objectives.
With respect to specific categories of proposals:
Say on Pay
The Manager will generally vote in favor of these proposals unless the plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. We support the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.
Remuneration Policy
In some markets, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive compensation plan on a forward-looking basis. The Manager will generally support these proposals unless:
■ The design of the remuneration policy fails to appropriately link executive compensation with corporate performance.
■ Total compensation appears excessive relative to the company’s industry peer group considering local market dynamics; or
■ There is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
Remuneration Report
Markets with remuneration policy proposals typically also have proposals asking shareholders to approve the annual remuneration report. The remuneration report provides shareholders with details concerning the implementation in the previous year of the remuneration policy. The Manager will generally support these proposals unless the level of disclosure is not sufficient to permit an evaluation of the company’s pay practices in the period covered by the report. A vote against the remuneration policy, which in most markets is not an annual voting item, would not necessarily result in votes against the remuneration report at subsequent shareholder meetings.
Equity Plans
The Manager will generally vote in favor of equity plan proposals unless they:
■ Result in unreasonable dilution to existing shareholders.
■ Permit replacement of “underwater” options with new options on more favorable terms for the recipient; or
■ Omit the criteria for determining the granting or vesting of awards.
M&A Activity
On matters relating to corporate transactions, the Manager will generally vote in favor of mergers, acquisitions, and sales of assets if the Manager’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
Contested Elections
If shareholders meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Manager will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.
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Cost/Benefit Analysis
In addition, the Manager will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period), the Manager will not vote proxies for such shares. In addition, the Manager is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
Securities Lending Recall
To the extent that the Manager is permitted to loan securities, the Manager does not have the right to vote on securities while they are on loan. However, the Manager will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Manager believes materially affect shareholder value, provided that the Manager considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Manager will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Issuer Feedback
The Manager will consider feedback from issuers on the voting recommendations of the Manager’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Manager’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Manager’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
Best Efforts
If proxies are not delivered in a timely or otherwise appropriate basis, the Manager may not be able to vote a particular proxy.
For a Manager that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Manager may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Manager will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Manager is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Manager has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Manager by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Manager’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time, and keeping the Proxy Committee informed of any issues related to corporate governance, and proxy voting.
The Manager has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Manager has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal,
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the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Manager has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Manager or Distributor. This may occur where a significant business relationship exists between the Manager (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Manager has implemented the following procedures to avoid concerns that the conflicting interests of the Manager or its affiliates have influenced proxy votes. Any employee of the Manager or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Manager must refer the Interested Company to a member of the Proxy Committee and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Manager with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Manager voted as it did. In certain circumstances it may be appropriate for the Manager to vote in the same proportion as all other shareholders, to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Manager will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Manager may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Manager will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Manager and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Managers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a significant vendor for a proxy advisory firm may be a public company with an upcoming shareholders’ meeting and the proxy advisory firm has published a research report with voting recommendations. In another example, a proxy advisory firm consulting client may be a public company for which the proxy advisory firm will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
To avoid concerns that the conflicting interests of proxy advisory firms have influenced their proxy voting recommendations, the Manager will take the following steps:
■ A due diligence team made up of employees of the Manager and/or its affiliates will meet with its primary proxy advisor on an annual basis and determine through a review of their policies and procedures and through inquiry that they have established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by their various conflicts of interest.
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■ On an annual basis the Director of Proxy Voting will examine a sample of a proxy advisory firm’s research reports for that firm’s institutional consulting clients and determine if evidence of bias in recommendations exists. If such evidence is found, the results of the examination will be presented to the Proxy Management Group and a decision would be made as to the further use of that advisory firm’s research reports.
■ Whenever the standard voting guidelines call for voting a proposal in accordance with a proxy advisory firm’s recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report published by a proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or their designee, will review proxy advisory firm reports and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available (i) without charge, upon request, by calling the Fund at 1-800-341-7400, Option #4; and (ii) on the SEC’s website at sec.gov.
Portfolio Holdings Information
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include: identification of the Fund’s top 10 holdings and a percentage breakdown of the portfolio by sector.
You may also access portfolio information as of the end of the Fund’s fiscal quarters via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Form N-CSR contains complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at sec.gov.
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved
37

to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
Equity securities may be traded in the over-the-counter market through broker/dealers acting as principal or agent, or in transactions directly with other investors. Transactions may also be executed on a securities exchange or through an electronic communications network. The Adviser seeks to obtain best execution of trades in equity securities by balancing the costs inherent in trading, including opportunity costs, market impact costs and commissions. As a general matter, the Adviser seeks to add value to its investment management by using market information to capitalize on market opportunities, actively seek liquidity and discover price. The Adviser continually monitors its trading results in an effort to improve execution. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a fixed-income security. The Adviser’s receipt of research services (as described below) may also be a factor in the Adviser’s selection of brokers and dealers. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund’s operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Hermes Kaufmann Fund and other accounts managed by that fund’s portfolio managers in initial public offerings (IPO) are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts. Trading and allocation of investments, including IPOs, for accounts managed by Federated MDTA LLC are also made independently from the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser, also are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Brokerage and Research Services
Brokerage services include execution of trades and products, and services that relate to the execution of trades, including communications services related to trade execution, clearing and settlement, trading software used to route orders to market centers, software that provides algorithmic trading strategies, and software used to transmit orders to direct market access (DMA) systems. Research services may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services assist the Manager and its affiliates in terms of their overall investment responsibilities to funds and investment accounts for which they have investment discretion. However, particular brokerage and research services received by the Manager and its affiliates may not be used to service every fund or account, and may not benefit the particular funds and accounts that generated the brokerage commissions. In addition, brokerage and research services paid for with commissions generated by the Fund may be used in managing other funds and accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting brokers to execute securities transactions where receipt of research services is a factor. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
For the fiscal year ended October 31, 2024, the Fund’s Adviser directed brokerage transactions to certain brokers in connection with the Adviser’s receipt of research services. The total amount of these transactions was $3,121,746 for which the Fund paid $5,223 in brokerage commissions.
38

Custodian
The Bank of New York Mellon, New York, New York, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by The Bank of New York Mellon.
Transfer Agent And Dividend Disbursing Agent
SS&C GIDS, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2024	2023	2022
Management Fee Earned	$894,905	$974,645	$1,192,209
Management Fee Waived	$431,316	$424,022	$441,803
Management Fee Reimbursed	$12,324	$12,118	$10,304
Brokerage Commissions	$29,609	$35,274	$5,930
Net Other Service Fee
Service Shares	$520,078	$523,686	$626,156
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.
For the fiscal year ended October 31, 2024, the Shareholder Services Fee includes $2.75 paid to a company affiliated with management of Federated Hermes.
Securities Lending Activities
The services provided to the Fund by Citibank, N.A. as securities lending agent may include the following: selecting securities previously identified by the Fund as available for loan to be loaned; locating borrowers identified in the securities lending agency agreement; negotiating loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; marking to market non-cash collateral; instructing the Fund’s custodian with respect to the transfer of loaned securities; indemnifying the Fund in the event of a borrower default; and arranging for return of loaned securities to the Fund at loan termination.
Following is a report of Fund income and fees and compensation paid to Citibank, N.A. related to securities lending activities during the Fund’s most recently completed fiscal year.
Gross income from securities lending activities	$114,880
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	(1,200)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	—
Administrative fees not included in revenue split	—
Indemnification fee not included in revenue split	—
Rebate (paid to borrower)	(102,879)
Other fees not included in revenue split (specify)	—
Aggregate fees/compensation for securities lending activities	$(104,079)
Net income from securities lending activities	$10,801
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2024, are incorporated herein by reference to the annual financial statements filed on Form N-CSR of Federated Hermes Mid-Cap Index Fund dated October 31, 2024.
39

Additional Information Concerning the Index
S&P MidCap 400® Index
The S&P MidCap 400® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Federated Securities Corp. (the “Licensee”). “S&P®” and “S&P MidCap 400®” are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P MidCap 400 Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensee with respect to the S&P MidCap 400 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The S&P MidCap 400 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensee or the Fund. S&P Dow Jones Indices has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P MidCap 400 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P Dow Jones Indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the S&P MidCap 400 Index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use or as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P MidCap 400 Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any direct, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third-party beneficiaries of any agreements or arrangements between S&P Dow Jones Indices and the Licensee, other than the licensors of S&P Dow Jones Indices.
40

Addresses
Federated Hermes Mid-Cap Index Fund
Institutional Shares
Service Shares
Class R6 Shares
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Manager
Federated Equity Management Company of Pennsylvania
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.
P.O. Box 219318
Kansas City, MO 64121-9318
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
41

Appendix
The following is a list of persons, other than the Manager and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Hermes Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
The Bank of New York Mellon
SECURITIES LENDING AGENT
Citibank, N.A.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Kirkland & Ellis LLP
K&L Gates LLP
Financial PrinterS
Broadridge Investor Communication Solutions, Inc.
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Bloomberg L.P.
S&P Global Ratings
JPMorgan PricingDirect
London Stock Exchange Group PLC (LSEG)
RATINGS AGENCIES
Fitch Ratings, Inc.
Moody’s Investors Service, Inc.
S&P Global Ratings
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
ACA Technology Surveillance, Inc.
Bank of America
Bloomberg L.P.
Charles River Development
Citibank, N.A.
Eagle Investment Systems LLC
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Institutional Shareholder Services
Investortools, Inc.
MSCI ESG Research LLC
PricewaterhouseCoopers
Sustainalytics U.S. Inc.
42

Prospectus
December 31, 2024

Disclosure contained herein relates to all classes of the Fund, as listed below, unless otherwise noted.
Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund

A Portfolio of Federated Hermes Index Trust
A mutual fund seeking to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the S&P 500 Index (“Index”). The Fund is neither sponsored by nor affiliated with S&P Global Ratings.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes Max-Cap Index Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the S&P 500 Index.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Information about certain sales charge discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 11 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	C	R	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	C	R	IS	SS
Management Fee	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.75%	0.50%	None	0.30%
Other Expenses	0.52%	0.46%	0.26%[1]	0.52%
Total Annual Fund Operating Expenses	1.57%	1.26%	0.56%	1.12%
Fee Waivers and/or Expense Reimbursements[2]	(0.12)%	(0.14)%	(0.19)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.45%	1.12%	0.37%	0.67%
1
 The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 The Manager and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any)
paid by the Fund’s C, R, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee
Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus.
While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
1

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
C:
Expenses assuming redemption	$260	$496	$855	$1,867
Expenses assuming no redemption	$160	$496	$855	$1,867
R:
Expenses assuming redemption	$128	$400	$692	$1,523
Expenses assuming no redemption	$128	$400	$692	$1,523
IS:
Expenses assuming redemption	$57	$179	$313	$701
Expenses assuming no redemption	$57	$179	$313	$701
SS:
Expenses assuming redemption	$114	$356	$617	$1,363
Expenses assuming no redemption	$114	$356	$617	$1,363
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund normally invests its assets primarily in common stocks included in the S&P 500 Index (“Index”). The Index is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Under normal circumstances, Federated Equity Management Company of Pennsylvania (the “Manager” or “Adviser”) will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of the Fund’s portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager’s principal enhanced management technique will be to over or underweight positions in securities within the Index based upon the Manager’s quantitative analysis of the securities. The Fund may invest in derivative contracts (such as, for example, futures contracts) to implement its investment strategies. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.
Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.
The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments. The Fund will notify shareholders of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in Index investments.
The Fund’s Manager has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund’s subadvisory agreements without further shareholder approval.
2

What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
■ Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■ Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
■ Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
■ Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, credit, liquidity and leverage risks.
■ Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
■ Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
■ Technology Risk. The Manager uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
3

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

The Fund’s IS class total return for the nine-month period from January 1, 2024 to September 30, 2024, was 21.65%.
Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 20.49% (quarter ended June 30, 2020). Its lowest quarterly return was (19.65)% (quarter ended March 31, 2020).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class and after-tax returns for C, R and SS classes will differ from those shown for the IS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantage investment plans.
(For the Periods Ended December 31, 2023)
Share Class	1 Year	5 Years	10 Years
C:
Return Before Taxes	23.82%	14.03%	10.51%
R:
Return Before Taxes	25.15%	14.38%	10.86%
IS:
Return Before Taxes	26.15%	15.25%	11.69%
Return After Taxes on Distributions	20.08%	10.61%	6.89%
Return After Taxes on Distributions and Sale of Fund Shares	19.10%	11.52%	8.19%
SS:
Return Before Taxes	25.51%	14.87%	11.34%
S&P 500 Index[1] (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%
1
 The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
4

FUND MANAGEMENT
The Fund’s Investment Manager is Federated Equity Management Company of Pennsylvania.
Ian L. Miller, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2012.
Damian M. McIntyre, CFA, CAIA and FRM, Portfolio Manager, has been the Fund’s portfolio manager since December 2016.
purchase and sale of fund shares
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
C Class
The minimum investment amount for the Fund’s C class is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount for employer-sponsored retirement plans. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
R Class
The minimum initial and subsequent investment amounts for Individual Retirement Account rollovers into the Fund’s R class are generally $250 and $100, respectively. There is no minimum initial or subsequent amount for employer-sponsored retirement plans. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
IS & SS Classes
The minimum initial investment amount for the Fund’s IS and SS classes is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
Tax Information
The Fund’s distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
What are the Fund’s Investment Strategies?
The Fund’s investment objective is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the S&P 500 Index (“Index”). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the principal strategies and policies described in this Prospectus.
In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of October 31, 2024, the capitalization range of the issuers comprising the Index was $6.8 billion to $3.4 trillion. As of the same date, the weighted median market capitalization of the Fund was $37 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund’s portfolio performance relative to the performance of the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund’s portfolio; (3) lending the Fund’s securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share classes included in the Index.
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In addition, the Manager, under normal circumstances, will use enhanced management techniques in an attempt to improve the performance of the Fund’s portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager’s principal enhanced management technique will be to over or underweight positions in securities within the Index based upon the Manager’s quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of factors such as, valuation, market sentiment, profitability and capital use.
The Fund may use derivative contracts to implement elements of its investment strategy. The types of derivatives that the Fund may use include, among others, futures. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to obtain premiums from the sale of the derivative contracts, realize gains from trading a derivative contract, or hedge against potential losses.
There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.
Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.
The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments. The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in Index investments.
What are the Fund’s Principal Investments?
The following provides general information on the Fund’s principal investments. The Fund’s Statement of Additional Information (SAI) provides information about the Fund’s non-principal investments and may provide additional information about the Fund’s principal investments.
Equity Securities
Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer’s business.
The following describes the equity securities in which the Fund principally invests.
Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.
Derivative Contracts
Derivative contracts are financial instruments that derive their value from underlying securities, commodities, currencies, indices, or other assets or instruments, including other derivative contracts (each a “Reference Instrument” and collectively, “Reference Instruments”). The most common types of derivative contracts are swaps, futures and options, and major asset classes include interest rates, equities, commodities and foreign exchange. Each party to a derivative contract may sometimes be referred to as a “counterparty.” Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash-settled” derivatives since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on exchanges. In these circumstances, the relevant exchange sets all the terms of the contract except for the price. Parties to an exchange-traded derivative contract make payments through the exchange. Most exchanges require traders to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects traders against a potential default by their counterparty. Trading contracts on an exchange also allows traders to hedge or mitigate certain risks or carry out more complex trading strategies by entering into offsetting contracts.
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The Fund may also trade derivative contracts over-the-counter (OTC), meaning off-exchange, in transactions negotiated directly between the Fund and an eligible counterparty, which may be a financial institution. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded derivative contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange-traded contracts, especially in times of financial stress.
The market for swaps and other OTC derivatives was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Regulations enacted by the Commodity Futures Trading Commission (the “CFTC”) under the Dodd-Frank Act require the Fund to clear certain types of swap contracts (including certain interest rate and credit default swaps) through a central clearinghouse known as a derivatives clearing organization (DCO).
To clear a swap through a DCO, the Fund will submit the contract to, and post margin with, a futures commission merchant (FCM) that is a clearinghouse member. The Fund may enter into the swap with a counterparty other than the FCM and arrange for the contract to be transferred to the FCM for clearing or enter into the contract with the FCM itself. If the Fund must centrally clear a transaction, the CFTC’s regulations also generally require that the swap be executed on a registered exchange (either a designated contract market (DCM) or swap execution facility (SEF)). Central clearing is presently required only for certain swaps; the CFTC is expected to impose a mandatory central clearing requirement for additional derivative instruments over time.
DCOs, DCMs, SEFs and FCMs are all subject to regulatory oversight by the CFTC. In addition, certain derivative market participants that act as market makers and engage in a significant amount of “dealing” activity are also required to register as swap dealers with the CFTC. Among other things, swap dealers are subject to minimum capital requirements and business conduct standards and must also post and collect initial and variation margin on uncleared swaps with certain of their counterparties. Because of this, if the Fund enters into uncleared swaps with any swap dealers, it may be subject to initial and variation margin requirements that could impact the Fund’s ability to enter into swaps in the OTC market, including making transacting in uncleared swaps significantly more expensive.
At this point in time, most of the Dodd-Frank Act has been fully implemented, though a small number of remaining rulemakings are unfinished or are subject to phase-in periods. Any future regulatory or legislative activity would not necessarily have a direct, immediate effect upon the Fund, though it is within the realm of possibility that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.
Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract, although this risk may be mitigated by submitting the contract for clearing through a DCO, or certain other factors, such as collecting margin from the counterparty.
As discussed above, a counterparty’s exposure under a derivative contract may in some cases be required to be secured with initial and/or variation margin (a form of “collateral”).
The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:
Futures Contracts (A Type of Derivative)
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Manager has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to the Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the Act with respect to the Fund. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).
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OTHER INVESTMENTS, TRANSACTIONS, TECHNIQUES
Additional Information Regarding the Security Selection Process
As part of analysis in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk/return profiles of many issuers in the universe of securities in which the Fund may invest. This analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input to improve portfolio risk/return characteristics.
Derivatives Regulation and Asset Coverage
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In addition, effective August 19, 2022, Rule 18f-4 (the “Derivatives Rule”) under the Investment Company Act of 1940, as amended (the “1940 Act”), replaced the asset segregation framework previously used by funds to comply with limitations on leverage imposed by the 1940 Act. The Derivatives Rule generally mandates that a fund either limit derivatives exposure to 10% or less of its net assets, or in the alternative implement: (i) limits on leverage calculated based value-at-risk (VAR); (ii) a written derivatives risk management program (DRMP) administered by a derivatives risk manager appointed by the Fund’s Board, including a majority of the independent Board members, that is periodically reviewed by the Board; and (iii) new reporting and recordkeeping requirements.
As the Fund’s derivative exposure, if any, is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, the Fund is classified as a limited derivatives user under the Derivatives Rule and will not be subject to the full requirements of the Derivatives Rule as noted above, including VAR testing and stress testing and certain Board reporting requirements. However, the Fund is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks and monitor its derivatives exposure daily.
Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. An acceptable investment into which the Fund may reinvest cash collateral includes, among other acceptable investments, securities of affiliated money market funds (including affiliated institutional prime money market funds with a “floating” net asset value that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if net asset value decreases, result in the Fund having to cover the decrease in the value of the cash collateral).
Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risk and credit risk. These transactions create leverage risk.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies, managing its uninvested cash and/or other investment reasons consistent with the Fund’s investment objective and investment strategies. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. These investments also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquired fund. For example, a conflict of interest can arise due to the possibility that the Adviser to the Fund could make a decision to redeem the Fund’s investment in the acquired fund. In the case of an investment in an affiliated fund, a conflict of interest can arise if, because of the Fund’s investment in the acquired fund, the acquired fund is able to garner more assets, thereby growing the acquired fund and increasing the management fees received by the investment adviser to the acquired fund, which would either be the Adviser or an affiliate of the Adviser. However, the Manager believes that the benefits and efficiencies of making investments in other investment companies should outweigh the potential additional fees and/or expenses and resulting conflicts of interest. The Fund may invest in money market securities directly.
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What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund’s principal investments. Any additional risks associated with the Fund’s non-principal investments are described in the Fund’s SAI. The Fund’s SAI also may provide additional information about the risks associated with the Fund’s principal investments.
Stock Market Risk
The value of equity securities in the Fund’s portfolio will rise and fall over time. These fluctuations could be a sustained trend or a drastic movement. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Manager attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. The price of a company’s shares depends significantly on the information publicly available about the company. The reporting of poor results by a company, the restatement of a company’s financial statements or corrections to other information regarding a company or its business may adversely affect the price of its shares, as would allegations of fraud or other misconduct by the company’s management. The Fund may also be disadvantaged if some market participants have access to material information not readily available to other market participants, including the Fund.
Sector Risk
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Leverage Risk
Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Liquidity Risk
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.
Risk of Investing in Derivative Contracts
The Fund’s exposure to derivative contracts (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts may have tax consequences to the Fund and its shareholders. For example, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances certain derivative contracts may cause the Fund to: (a) incur an excise tax on a portion of the income related to those
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contracts; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference Instrument. If the value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference Instrument may instead appreciate in value creating a loss for the Fund. Seventh, a default or failure by a CCP or an FCM (also sometimes called a “futures broker”), or the failure of a contract to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting derivative positions, accessing margin, or fully implementing its investment strategies. The central clearing of a derivative and trading of a contract over a SEF could reduce the liquidity in, or increase costs of entering into or holding, any contracts. Finally, derivative contracts may also involve other risks described in this Prospectus, such as stock market, credit, liquidity and leverage risks.
Counterparty Credit Risk
Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, industry or economic trends and developments, or public health risks, such as epidemics or pandemics may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance. For example, the value of equity securities may rise and fall in response to changes in interest rates. Market factors, such as the demand for particular equity securities, may cause the price of certain equity securities to fall while the prices of other securities rise or remain unchanged.
Quantitative MOdeling Risk
The Fund employs quantitative models as a management technique. These models examine multiple economic and market factors using large data sets. The results generated by quantitative analysis may be different than expected and may negatively affect Fund performance for a variety of reasons. For example, human judgment plays a role in building, utilizing, testing and modifying the financial algorithms and formulas used in these models. Additionally, the data, which is typically supplied by third parties, can be imprecise or become stale due to new events or changing circumstances. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies).
technology Risk
The Manager uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
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What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next calculated net asset value of a Share (NAV). A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to each class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the level of expenses allocated to each class as well as a result of the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The Fund’s current NAV and/or public offering price may be found at FederatedHermes.com/us, via online news sources and in certain newspapers.
You can purchase, redeem or exchange Shares any day the NYSE is open.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures generally described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees (Board) has designated the Adviser as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair value determinations.
The Valuation Committee is also authorized to use pricing services to provide fair price evaluations of the current fair value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser as the valuation designee. The Board periodically reviews the fair valuations made by the Valuation Committee. The Board has also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures. The Fund’s SAI discusses the methods used by pricing services and the Valuation Committee in valuing investments.
Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other registered funds to calculate their NAVs. The application of the fair value procedures to an investment represents a good faith determination of such investment’s fair value. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value could be materially different.
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The Adviser also has adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.
Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations or litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment. The Board periodically reviews fair valuations made in response to significant events.
The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See “Account and Share Information–Frequent Trading Policies” for other procedures the Fund employs to deter such short-term trading.
SALES CHARGE INFORMATION
The following table summarizes the minimum investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
C	$1,500/$100	None	1.00%
1
 The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans; however, such accounts remain subject to the
Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus. Please see “By Systematic Investment Program” for applicable minimum investment. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
2
 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”
3
 See “Sales Charge When You Redeem.”

120 Day reinstatement program
Within 120 days of redeeming Class C Shares of the Fund, upon proper notification to the Fund’s Transfer Agent, you may reinvest all or a portion of the redemption proceeds in Shares of the Fund from which the redemption occurred at net asset value, without the imposition of a sales charge or CDSC. Please note:
■ The ownership of the account receiving the purchase is not required to be identical to that of the account in which the redemption was placed; however, the registration of the account receiving the purchase must include at least one registered shareholder of the account from which the redemption occurred.
■ You will not be reimbursed for any fees originally incurred on the redemption (e.g., CDSC or redemption fees) by subsequently participating in the 120 Day Reinstatement Program.
■ The 120 Day Reinstatement Program does not supersede or override any restrictions placed on an account due to frequent trading and/or client contractual issues.
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Additional operational restrictions may apply, please contact a Client Service Representative at 1-800-341-7400 for more information.
sales charge when you redeem
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Shares otherwise subject to a CDSC will not be charged a CDSC at the time of an exchange; however, the CDSC will continue to be measured from the date of your original purchase. The CDSC schedule applicable to your original purchase will continue to apply to the shares you receive in an exchange.
To keep the sales charge as low as possible, the Fund redeems your Shares in this order:
■ Shares that are not subject to a CDSC; and
■ Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated Hermes funds that have been exchanged for Shares of this Fund.)
The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.
C:
You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.
Your redemption may qualify for a waiver of the CDSC. The CDSC waivers offered by the Fund are listed below. In order to receive a waiver of the CDSC, you must inform your financial intermediary or the Transfer Agent at the time of each redemption that your investment is eligible for a waiver. It is possible that your financial intermediary may not, in accordance with its policies, procedures and system limitations, be able to ensure your receipt of one or more of these waiver categories. In this situation, you would need to invest directly through the Fund’s Transfer Agent in order to take advantage of the waiver. If you do not let your financial intermediary or the Transfer Agent know that your redemption is eligible for a CDSC waiver at the time of redemption, you may not receive the waiver to which you may otherwise be entitled.
Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:
■ following the death of the last surviving shareholder on the account or the post-purchase disability of all registered shareholders, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
■ due to the termination of a trust following the death of the trustor/grantor or beneficiary, provided that the trust document specifically states that the trust is terminated upon the death;
■ representing minimum required distributions from an IRA or other retirement plan as required under the Internal Revenue Code;
■ purchased by Trustees, employees of the Fund, the Manager, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons and by trusts, pension or profit-sharing plans for the above persons;
■ purchased through an eligible program offered by a Financial Intermediary that provides for the purchase of Shares without imposition of a sales charge (for example, a wrap account, self-directed brokerage account, retirement or other fee-based program offered by the Financial Intermediary);
■ purchased with reinvested dividends or capital gains;
■ redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
■ purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the Shares purchased in the exchange will include the holding period of the Shares sold in the exchange).
ADDITIONAL INFORMATION ON THE AVAILABILITY OF CERTAIN WAIVERS AND DISCOUNTS
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Certain financial intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers which are discussed in Appendix B to this Prospectus. The information contained in Appendix B is provided by these financial intermediaries. Please contact your financial intermediary to ensure that you have the information regarding the sales charge waivers and discounts available to you and that you understand the steps you must take to qualify for available waivers and discounts. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s Financial Intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge waivers or discounts. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another financial intermediary to receive these waivers or discounts.
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COMMISSIONS ON CERTAIN SHARES
The Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Institutional Shares. However, if you purchase Institutional Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of Institutional Shares will be made at the applicable net asset value (before imposition of the sales commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund’s Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.
Shares of the Fund are available in other share classes that have different fees and expenses.
How is the Fund Sold?
The Fund offers the following Share classes: Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Service Shares (SS), each representing interests in a single portfolio of securities. All Share classes have different sales charges and/or other expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor’s Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.).
C Class
The Fund’s Distributor markets the C class to institutions acting on behalf of their customers or to individuals, directly or through financial intermediaries.
R Class
The Fund’s Distributor markets the R class to: 401(k) plans; 457 plans; employer sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; non-qualified deferred compensation plans and IRA Rollovers from such plans; Health Savings Accounts (HSA) and Health Reimbursement Accounts (HRA); SEP or SIMPLE IRAs held directly or through financial intermediaries, as well as IRAs and investment-only 403(b) plans held through financial intermediaries.
IS & SS Classes
The Fund’s Distributor markets the IS and SS classes to Eligible Investors, as described below. In connection with a request to purchase an IS or SS class, you should provide documentation sufficient to verify your status as an Eligible Investor. As a general matter, IS and SS classes are not available for direct investment by natural persons.
The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of IS or SS classes (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus):
■ An investor participating in a no-load platform, network or other fee-based program offered by a financial intermediary, for example, a wrap-account or retirement platform where Federated Hermes has entered into an agreement with the intermediary;
■ A trustee/director, employee or former employee of the Fund, the Manager, the Distributor and their affiliates; an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals;
■ An employer-sponsored retirement plan;
■ A trust institution investing on behalf of its trust customers;
■ Additional sales to an investor (including a natural person) who owned IS and SS classes of the Fund as of December 31, 2008;
■ A Federated Hermes Fund;
■ An investor (including a natural person) who acquired IS and SS classes of a Federated Hermes fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
■ In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated Hermes or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated Hermes; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or sub-advised by a Federated Hermes investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.
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The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of IS or SS classes (see “How to Purchase Shares” below):
■ An investor, other than a natural person, purchasing IS and SS classes directly from the Fund; and
■ In connection with an initial purchase of IS and SS classes through an exchange, an investor (including a natural person) who owned IS and SS classes of another Federated Hermes fund as of December 31, 2008.
Intra-Fund Share Conversion Program
A shareholder in the Fund’s Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. The share conversion program is not applicable to the Fund’s Class C Shares subject to a contingent deferred sales charge, if applicable. For Class C Shares purchased through a financial intermediary after June 30, 2017, such shares may only be converted to another share class of the same Fund if: (i) the shares are no longer subject to a CDSC or the financial intermediary agrees to reimburse the Fund’s distributor the CDSC otherwise payable upon the sale of such shares; (ii) the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable; and (iii) (A) the conversion is made to facilitate the shareholder’s participation in a self-directed brokerage (non-advice) account or a fee-based advisory program offered by the intermediary; or (B) the conversion is part of a multiple-client transaction through a particular financial intermediary as pre-approved by the Fund’s Administrator. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment managers or third-party administrators) whose customers are shareholders of the Fund.
ADVANCE COMMISSIONS
When a financial intermediary’s customer purchases Shares, the financial intermediary may receive an advance commission as follows:
C:
Advance Commission as a Percentage of Public Offering Price
All Purchase Amounts	1.00%
RULE 12b-1 FEES
C, R & SS Classes
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.75% for the C class, 0.50% for the R class and 0.30% for the SS class of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s C, R and SS class Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. In addition, in connection with the sale of the C class, Federated Hermes and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 Fees and contingent deferred sales loads for the C class. Federated Hermes and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.
service fees
C, IS & SS Classes
C, IS and SS classes may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Service Fees on the IS class until such time as approved by the Fund’s Board of Trustees.
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ACCOUNT ADMINISTRATION FEES
C, IS & SS Classes
C, IS and SS classes may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment managers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The Fund has no present intention of paying, accruing or incurring any such Account Administration Fees on the IS class until such time as approved by the Fund’s Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
networking fees
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER PERSONS
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, and other persons, that support the sale of Shares or provide services to the Fund and/or its shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons or other persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries and other persons receive such payments, and the amount of compensation may vary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Manager). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary or other person sells, may sell or arrange for the sale of Shares; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary or other person. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. In addition, as discussed above in “Commissions on Certain Shares,” if you purchase IS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker. You can ask your financial intermediary, or any other person that provides services to you, for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares of the Fund any day the NYSE is open. Shares will be purchased at the NAV next calculated after your investment is received by the Fund, or its agent, in proper form. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form. All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus.
For important account information, see the section “Security and Privacy Protection.”
C Class
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated Hermes fund.
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R Class
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated Hermes fund.
The minimum initial and subsequent investment amounts for IRA Rollovers from retirement plans are generally $250 and $100, respectively. There is no minimum initial or subsequent amount for employer-sponsored retirement plans; however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus.
An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund.
IS & SS Classes
Eligible investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated Hermes fund in the manner described above under “How is the Fund Sold?”
Where applicable, the required minimum initial investment for IS and SS classes is generally $1,000,000. There is no minimum subsequent investment amount.
THROUGH A FINANCIAL INTERMEDIARY
■ Establish an account with the financial intermediary; and
■ Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund has authorized certain intermediaries to accept Share purchase orders on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the Fund, and Shares will be bought at the NAV next calculated after such an order is received by the authorized intermediary. If your financial intermediary is not an authorized intermediary, the Fund or its agent must receive the purchase order in proper form from your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order for your transaction to be priced at that day’s NAV. In addition, your financial intermediary must forward your payment by the prescribed trade settlement date (typically within one to three business days) to the Fund’s transfer agent, SS&C GIDS, Inc. (“Transfer Agent”). You will become the owner of Shares and receive dividends when your payment is received in accordance with these time frames (provided that, if payment is received in the form of a check, the check clears). If your payment is not received in accordance with these time frames, or a check does not clear, your purchase will be canceled and you could be liable for any losses, fees or expenses incurred by the Fund or the Fund’s Transfer Agent.
Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
Shareholders are encouraged to ask their financial intermediary if they are an authorized agent for the Fund and about any fees that may be charged by the financial intermediary.
DIRECTLY FROM THE FUND
■ Establish your account with the Fund by submitting a completed New Account Form; and
■ Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or the Fund’s Transfer Agent.
By Wire
To facilitate processing your order, please call the Fund before sending the wire. Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated Hermes EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.
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By Check
Make your check payable to The Federated Hermes Funds, note your account number on the check, and send it to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Hermes Funds
801 Pennsylvania Avenue
Suite 219318
Kansas City, MO 64105-1307
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Hermes Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedHermes.com/us under “Resources” and then “Literature and Forms,” then “Forms.” You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Fund Shares through an exchange from another Federated Hermes fund. To do this you must:
■ meet any applicable shareholder eligibility requirements;
■ ensure that the account registrations are identical;
■ meet any applicable minimum initial investment requirements; and
■ receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
C & R Classes
You may purchase Shares through an exchange from the same share class of another Federated Hermes fund.
IS & SS Classes
You may purchase Shares through an exchange from any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Shares of Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
By Online Account Services
You may access your accounts online to purchase Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
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RETIREMENT INVESTMENTS
C & R Classes
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an account fee charged by your financial intermediary.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■ through a financial intermediary if you purchased Shares through a financial intermediary; or
■ directly from the Fund if you purchased Shares directly from the Fund.
Shares of the Fund may be redeemed for cash, or exchanged for shares of other Federated Hermes funds as described herein, on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.
Redemption proceeds normally are wired or mailed within one business day for each method of payment after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.
If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day’s NAV.
By Mail
You may redeem or exchange Shares by sending a written request to the Fund.
You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
The Federated Hermes Funds
P.O. Box 219318
Kansas City, MO 64121-9318
Send requests by private courier or overnight delivery service to:
The Federated Hermes Funds
801 Pennsylvania Avenue
Suite 219318
Kansas City, MO 64105-1307
All requests must include:
■ Fund name and Share class, account number and account registration;
■ amount to be redeemed or exchanged;
■ signatures of all shareholders exactly as registered; and
■ if exchanging, the Fund name and Share class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■ your redemption will be sent to an address other than the address of record;
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■ your redemption will be sent to an address of record that was changed within the last 30 days;
■ a redemption is payable to someone other than the shareholder(s) of record; or
■ transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange Shares through FederatedHermes.com/us’s Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit FederatedHermes.com/us and select “Sign In” and “Access and Manage Investments,” or call 1-800-341-7400, Option #4 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■ An electronic transfer to your account at a financial institution that is an ACH member; or
■ Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■ Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Hermes (“Federated Hermes funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■ Committed Line of Credit. The Fund participates with certain other Federated Hermes funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the funds, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding.
■ Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund’s portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund’s Board, which generally include distributions of a pro rata share of the Fund’s portfolio assets. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, securities received may be subject to market risk and the shareholder could incur taxable gains and brokerage or other charges in converting the securities to cash.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■ to allow your purchase to clear (as discussed below);
■ during periods of market volatility;
■ when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
■ during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed (including beyond seven days), during any period:
■ when the NYSE is closed, other than customary weekend and holiday closings;
■ when trading on the NYSE is restricted, as determined by the SEC;
■ in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or
■ as the SEC may by order permit for the protection of Fund shareholders.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
redemptions from retirement accounts
C & R Classes
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund. To do this, you must:
■ meet any applicable shareholder eligibility requirements;
■ ensure that the account registrations are identical;
■ meet any applicable minimum initial investment requirements; and
■ receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information–Frequent Trading Policies.”
Financial intermediaries may have different policies and procedures regarding the availability of intra-fund exchanges (“automatic exchanges”). These exchanges which are directed by the financial intermediary and not the Fund are discussed in Appendix B to this Prospectus.
C & R Classes
You may exchange Shares into shares of the same class of another Federated Hermes fund.
IS & SS Classes
You may exchange Shares of the Fund for shares of any Federated Hermes fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Shares of Federated Hermes Institutional Tax-Free Cash Trust, Federated Hermes Institutional Prime Obligations Fund, no-load Class A Shares and Class R Shares of any Fund.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
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Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Hermes will not be responsible for losses that result from unauthorized transactions, unless Federated Hermes does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using FederatedHermes.com/us’s Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that Internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each new customer who opens a Fund account and to determine whether such person’s name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Hermes’ privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through FederatedHermes.com/us.
Account and Share Information
CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
In addition, the Fund pays any capital gains at least annually and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated Hermes fund of which you are already a shareholder.
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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the State of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder’s financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on a state’s official website.
ACCOUNTS WITH LOW BALANCES
Federated Hermes reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below:
■ $1,500 for the C class (or in the case of IRAs, $250);
■ $250 for the R class; and
■ $25,000 for the IS and SS classes.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund and/or your financial intermediary provides year-end tax information and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.
Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.
23

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The Fund may also monitor trades into and out of the Fund for potentially disruptive trading activity over periods longer than 30 days. The size of Share transactions subject to monitoring varies. Where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the Fund will temporarily prohibit the shareholder from making further purchases or exchanges of Fund Shares. If the shareholder continues to exceed the detection amounts for specified periods, the Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently prohibiting the shareholder from making any further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Manager may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may prohibit the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.
The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated Hermes funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated Hermes fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows and other activity that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated Hermes funds could adversely affect the management of the Fund’s portfolio and its performance.
The Fund will not restrict transactions made on a non-discretionary basis by certain asset allocation programs, wrap programs, fund of funds, collective funds or other similar accounts that have been pre-approved by Federated Hermes (“Approved Accounts”). The Fund will continue to monitor transactions by the Approved Accounts and will seek to limit or restrict even non-discretionary transactions by Approved Accounts that are determined to be disruptive or harmful to the Fund.
The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where Shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.
Other funds in the Federated Hermes family of funds may impose different monitoring policies or in some cases, may not monitor for frequent or short-term trading. Under normal market conditions such monitoring policies are designed to protect the funds being monitored and their shareholders and the operation of such policies and shareholder investments under such monitoring are not expected to have materially adverse impact on the Federated Hermes funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated Hermes fund, please read the prospectus of that other Federated Hermes fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top 10 holdings and a percentage breakdown of the portfolio by sector.
You may also access portfolio information as of the end of the Fund’s fiscal quarters via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Form N-CSR contains complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at sec.gov.
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Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to FederatedHermes.com/us. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain other support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The address of the Manager and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Manager and other advisory subsidiaries of Federated Hermes combined advise approximately 101 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $757.6 billion as of December 31, 2023. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with more than 2,000 employees. Federated Hermes provides investment products to more than 10,000 investment professionals and institutions.
The Manager advises approximately 16 registered investment companies and also manages sub-advised funds. The Manager’s assets under management totaled approximately $13.8 billion as of December 31, 2023.
PORTFOLIO MANAGEMENT INFORMATION
Ian L. Miller
Ian L. Miller, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2012.
Mr. Miller is jointly responsible for the day-to-day management of the Fund. He has been with the Manager or an affiliate since 2006; has worked in investment management since 2006; and has managed investment portfolios since 2012. Education: B.S., Clarion University; M.S., The Johns Hopkins University.
Damian M. McIntyre
Damian M. McIntyre, CFA, CAIA and FRM, Portfolio Manager, has been the Fund’s portfolio manager since December 2016.
Mr. McIntyre is jointly responsible for the day-to-day management of the Fund. He has been with the Manager or an affiliate since 2008; has worked in investment management since 2008; and has managed investment portfolios since 2014. Education: B.S. and M.B.A., Carnegie Mellon University.
The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts and ownership of securities in the Fund.
Management FEES
The Fund’s investment management contract provides for payment to the Manager of an annual management fee of 0.30% of the Fund’s average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Manager and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board’s review of the Fund’s investment management contract is available in the Fund’s Form N-CSR for the periods ended October 31 and April 30, respectively.
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Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Fund’s filing on Form N-CSR.
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.01	$7.52	$10.48	$9.21	$9.91
Income From Investment Operations:
Net investment income[1]	0.01	0.02	0.01	0.00[2]	0.04
Net realized and unrealized gain (loss)	2.19	0.55	(1.42)	3.28	0.68
TOTAL FROM INVESTMENT OPERATIONS	2.20	0.57	(1.41)	3.28	0.72
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.02)	(0.02)	(0.05)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(1.54)	(1.08)	(1.55)	(2.01)	(1.42)
Net Asset Value, End of Period	$7.67	$7.01	$7.52	$10.48	$9.21
Total Return[3]	36.36%	8.48%	(15.74)%	40.91%	8.04%
Ratios to Average Net Assets:
Net expenses[4]	1.41%[5]	1.41%	1.41%	1.41%	1.42%[5]
Net investment income	0.15%	0.34%	0.10%	0.03%	0.46%
Expense waiver/reimbursement[6]	0.16%	0.18%	0.11%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,710	$26,832	$26,374	$35,915	$30,451
Portfolio turnover[7]	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.41% and 1.42% for the years ended
October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2024, which can be obtained free of charge.
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Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.31	$7.81	$10.81	$9.44	$10.12
Income From Investment Operations:
Net investment income[1]	0.03	0.05	0.03	0.03	0.07
Net realized and unrealized gain (loss)	2.31	0.56	(1.47)	3.37	0.70
TOTAL FROM INVESTMENT OPERATIONS	2.34	0.61	(1.44)	3.40	0.77
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.03)	(0.04)	(0.08)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(1.56)	(1.11)	(1.56)	(2.03)	(1.45)
Net Asset Value, End of Period	$8.09	$7.31	$7.81	$10.81	$9.44
Total Return[2]	36.82%	8.75%	(15.48)%	41.28%	8.39%
Ratios to Average Net Assets:
Net expenses[3]	1.10%[4]	1.10%	1.11%	1.10%	1.11%[4]
Net investment income	0.45%	0.65%	0.40%	0.34%	0.75%
Expense waiver/reimbursement[5]	0.16%	0.18%	0.13%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,125	$32,131	$32,551	$42,899	$35,879
Portfolio turnover[6]	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.10% and 1.11% for the years ended
October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2024, which can be obtained free of charge.
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.59	$8.06	$11.10	$9.64	$10.31
Income From Investment Operations:
Net investment income[1]	0.09	0.11	0.10	0.11	0.14
Net realized and unrealized gain (loss)	2.40	0.58	(1.51)	3.45	0.70
TOTAL FROM INVESTMENT OPERATIONS	2.49	0.69	(1.41)	3.56	0.84
Less Distributions:
Distributions from net investment income	(0.09)	(0.10)	(0.10)	(0.11)	(0.14)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(1.61)	(1.16)	(1.63)	(2.10)	(1.51)
Net Asset Value, End of Period	$8.47	$7.59	$8.06	$11.10	$9.64
Total Return[2]	37.73%	9.64%	(14.78)%	42.34%	9.16%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%[4]
Net investment income	1.19%	1.43%	1.15%	1.07%	1.50%
Expense waiver/reimbursement[5]	0.19%	0.21%	0.15%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,244	$69,518	$115,854	$159,314	$119,545
Portfolio turnover[6]	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.36% and 0.36% for the years ended
October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2024, which can be obtained free of charge.
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.35	$7.84	$10.85	$9.46	$10.14
Income From Investment Operations:
Net investment income[1]	0.07	0.08	0.07	0.08	0.11
Net realized and unrealized gain (loss)	2.31	0.57	(1.48)	3.38	0.70
TOTAL FROM INVESTMENT OPERATIONS	2.38	0.65	(1.41)	3.46	0.81
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.07)	(0.08)	(0.12)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(1.59)	(1.14)	(1.60)	(2.07)	(1.49)
Net Asset Value, End of Period	$8.14	$7.35	$7.84	$10.85	$9.46
Total Return[2]	37.31%	9.32%	(15.12)%	42.02%	8.87%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.66%	0.66%	0.66%	0.66%[4]
Net investment income	0.89%	1.09%	0.85%	0.77%	1.23%
Expense waiver/reimbursement[5]	0.45%	0.47%	0.40%	0.39%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,661	$58,899	$60,644	$90,795	$72,477
Portfolio turnover[6]	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.66% and 0.66% for the years ended
October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2024, which can be obtained free of charge.
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Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The charts show the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this Prospectus (and thus do not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED HERMES MAX-CAP INDEX FUND - C CLASS
ANNUAL EXPENSE RATIO: 1.57%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$159.69	$10,343.00
2	$10,343.00	$517.15	$10,860.15	$165.17	$10,697.76
3	$10,697.76	$534.89	$11,232.65	$170.84	$11,064.69
4	$11,064.69	$553.23	$11,617.92	$176.69	$11,444.21
5	$11,444.21	$572.21	$12,016.42	$182.76	$11,836.75
6	$11,836.75	$591.84	$12,428.59	$189.02	$12,242.75
7	$12,242.75	$612.14	$12,854.89	$195.51	$12,662.68
8	$12,662.68	$633.13	$13,295.81	$202.21	$13,097.01
9	$13,097.01	$654.85	$13,751.86	$209.15	$13,546.24
10	$13,546.24	$677.31	$14,223.55	$216.32	$14,010.88
Cumulative		$5,846.75		$1,867.36

FEDERATED HERMES MAX-CAP INDEX FUND - R CLASS
ANNUAL EXPENSE RATIO: 1.26%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$128.36	$10,374.00
2	$10,374.00	$518.70	$10,892.70	$133.16	$10,761.99
3	$10,761.99	$538.10	$11,300.09	$138.14	$11,164.49
4	$11,164.49	$558.22	$11,722.71	$143.30	$11,582.04
5	$11,582.04	$579.10	$12,161.14	$148.66	$12,015.21
6	$12,015.21	$600.76	$12,615.97	$154.22	$12,464.58
7	$12,464.58	$623.23	$13,087.81	$159.99	$12,930.76
8	$12,930.76	$646.54	$13,577.30	$165.97	$13,414.37
9	$13,414.37	$670.72	$14,085.09	$172.18	$13,916.07
10	$13,916.07	$695.80	$14,611.87	$178.62	$14,436.53
Cumulative		$5,931.17		$1,522.60

31

FEDERATED HERMES MAX-CAP INDEX FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.56%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45

FEDERATED HERMES MAX-CAP INDEX FUND - SS CLASS
ANNUAL EXPENSE RATIO: 1.12%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$114.17	$10,388.00
2	$10,388.00	$519.40	$10,907.40	$118.60	$10,791.05
3	$10,791.05	$539.55	$11,330.60	$123.20	$11,209.74
4	$11,209.74	$560.49	$11,770.23	$127.98	$11,644.68
5	$11,644.68	$582.23	$12,226.91	$132.95	$12,096.49
6	$12,096.49	$604.82	$12,701.31	$138.11	$12,565.83
7	$12,565.83	$628.29	$13,194.12	$143.47	$13,053.38
8	$13,053.38	$652.67	$13,706.05	$149.03	$13,559.85
9	$13,559.85	$677.99	$14,237.84	$154.82	$14,085.97
10	$14,085.97	$704.30	$14,790.27	$160.82	$14,632.51
Cumulative		$5,969.74		$1,363.15
32

Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries
The term “fund family,” used herein, shall refer to the Federated Hermes mutual funds.
The following Appendix applies to certain share classes offered by the Fund.
Ameriprise Financial
Effective November 1, 2024, the following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Front-End Sales Charge Reductions on Class A Shares Purchased Through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■ Transaction size breakpoints, as described in this prospectus or the SAI.
■ Rights of accumulation (ROA), as described in this prospectus or the SAI.
■ Letter of intent, as described in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Purchased Through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■ shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■ shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■ shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■ shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■ shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■ shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC Waivers on Class A and C Shares Purchased Through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■ redemptions due to death or disability of the shareholder
■ shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■ redemptions made in connection with a return of excess contributions from an IRA account
■ shares purchased through a Right of Reinstatement (as defined above)
■ redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
33

Robert W. Baird & Co., Inc.
Effective June 15, 2020, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Investors A-shares Available at Baird
■ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund;
■ Share purchase by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird;
■ Shares purchase from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same accounts; and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement);
■ Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged to Class A shares (or the appropriate share class) of the same fund pursuant to Baird’s intra-fund share class policies and procedures;
■ Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Investor A and C Shares Available at Baird
■ Shares sold upon the death or disability of the shareholder;
■ Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus;
■ Shares bought due to returns of excess contributions from an IRA Account;
■ Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code;
■ Shares sold to pay Baird fees but only if the transaction is initiated by Baird;
■ Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
■ Breakpoints as described in this prospectus;
■ Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets;
■ Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.
Edward D. Jones & Co., L.P. (EDWARD JONES)
Policies Regarding Transactions Through Edward Jones
Effective on or after September 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■ Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
34

Rights of Accumulation (“ROA”)
■ The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■ The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■ ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
■ Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■ If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■ Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
■ Shares purchased in an Edward Jones fee-based program.
■ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■ Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
– The redemption and repurchase occur in the same account.
– The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■ Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■ Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■ Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■ Purchases of Class 529-A shares made for recontribution of refunded amounts.
35

Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■ The death or disability of the shareholder.
■ Systematic withdrawals with up to 10% per year of the account value.
■ Return of excess contributions from an Individual Retirement Account (IRA).
■ Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■ Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■ Shares exchanged in an Edward Jones fee-based program. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable.
■ Shares acquired through a right of reinstatement.
■ Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■ Initial purchase minimum: $250
■ Subsequent purchase minimum: none
Minimum Balances
■ Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
– A fee-based account held on an Edward Jones platform
– A 529 account held on an Edward Jones platform
– An account with an active systematic investment plan or LOI
Exchanging Share Classes
■ At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Janney Montgomery Scott LLC
Effective May 1, 2020, if you purchase or redeem Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end sales charge waivers on Class A Shares available at Janney
■ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■ Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■ Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within ninety (90) days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■ Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■ Shares acquired through a right of reinstatement.
■ Class C shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares (or the appropriate share class) of the same fund pursuant to Janney’s intra-fund share class policies and procedures.
CDSC Waivers on Class A and C Shares available at Janney
■ Shares sold upon the death or disability of the shareholder.
■ Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■ Shares purchased in connection with a return of excess contributions from an IRA account.
36

■ Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■ Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■ Shares acquired through a right of reinstatement.
■ Shares exchanged into the same share class of a different Federated Hermes fund, if the shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).
Front-end sales charge discounts available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■ Breakpoints as described in the fund’s Prospectus.
■ Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■ Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
J.P. Morgan Securities LLC
Effective September 29, 2023, if you purchase or hold Fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■ Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■ Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■ Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■ Shares purchased through rights of reinstatement.
■ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■ Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■ A shareholder in the Fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
■ Shares sold upon the death or disability of the shareholder.
■ Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
■ Shares purchased in connection with a return of excess contributions from an IRA account.
■ Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■ Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■ Breakpoints as described in the prospectus.
37

■ Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
■ Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
Merrill Lynch
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
■ Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
■ Shares purchased through a Merrill investment advisory program
■ Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
■ Shares purchased through the Merrill Edge Self-Directed platform
■ Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
■ Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
■ Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
■ Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
■ Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■ Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))
■ Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
■ Shares sold due to return of excess contributions from an IRA account
■ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
■ Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
38

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■ Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
■ Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
■ Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
Morgan Stanley Smith Barney
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
■ Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■ Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■ Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■ Shares purchased through a Morgan Stanley self-directed brokerage account;
■ Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s intra-fund share class exchange program;
■ Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
OPPENHEIMER & CO., INC.
Effective May 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co., Inc. (OPCO) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at OPCO
■ Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■ Shares purchased by or through a 529 Plan
■ Shares purchased through an OPCO affiliated investment advisory program
■ Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund (but not any other fund within the fund family)
■ Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■ A shareholder in the Fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the automatic exchange is in line with the policies and procedures of OPCO
■ Employees and registered representatives of OPCO or its affiliates and their family members
■ Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A and C Shares available at OPCO
■ Death or disability of the shareholder
■ Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
39

■ Return of excess contributions from an IRA Account
■ Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
■ Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
■ Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■ Breakpoints as described in this prospectus.
■ Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing and redeeming Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Load Waivers on Class A Shares Available at Raymond James
■ Shares purchased in an investment advisory program.
■ Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■ Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■ Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■ A shareholder in the Fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the automatic exchange is in line with the policies and procedures of Raymond James.
CDSC Waivers on A and C Shares Available at Raymond James
■ Death or disability of the shareholder.
■ Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■ Return of excess contributions from an IRA Account.
■ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■ Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■ Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■ Breakpoints as described in this prospectus;
■ Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■ Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
40

Stifel, Nicolaus & Company, Incorporated
Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel, Nicolaus & Company, Incorporated (“Stifel”) platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-End Sales Load Waiver on Class A Shares
■ Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures
All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
U.S. Bancorp Investments, Inc.
Effective November 1, 2021, shareholders purchasing Fund shares through a U.S. Bancorp Investments, Inc. (USBI) platform or who own shares for which USBI is the broker-dealer, where the shares are held in an omnibus account, will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI. All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
USBI Conversion of Class C Shares
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s intra-fund share class policy. No front-end sales charge will apply to such conversions.
41

An SAI dated December 31, 2024, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI, Annual and Semi-Annual Reports to shareholders and in Form N-CSR as they become available. In Form N-CSR, you will find, among other information, the Fund’s annual and semi-annual financial statements. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information, such as financial statements, without charge, to make inquiries or request e-delivery, call your financial intermediary or the Fund at 1-800-341-7400. You may also access the Fund’s Prospectus, SAI, Annual Report, Semi-Annual Report, financial statements and other information on the Fund’s website at FederatedHermes.com/us/Fund Information.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on FederatedHermes.com/us.
You can obtain information about the Fund (including the SAI) by accessing Fund information from the EDGAR Database on the SEC’s website at sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov.

Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-6061
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
G00717-01 (12/24)
© 2024 Federated Hermes, Inc.

Statement of Additional Information
December 31, 2024

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund

A Portfolio of Federated Hermes Index Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Hermes Max-Cap Index Fund (the “Fund”), dated December 31, 2024.
This SAI incorporates by reference the Fund’s annual financial statements filed on Form N-CSR. Obtain the Fund’s Prospectus, SAI, Annual Report, Semi-Annual Report and other information, such as financial statements, without charge by calling 1-800-341-7400. You may also access the Fund’s Prospectus, SAI, Annual Report, Semi-Annual Report, financial statements and other information on the Fund’s website at FederatedHermes.com/us/FundInformation.
Contents
1	How is the Fund Organized?
1	Non-Principal Investment Strategies
1	Securities in Which the Fund Invests
10	Investment Risks
14	Investment Objective and Investment Limitations
16	What Do Shares Cost?
19	How is the Fund Sold?
22	Purchases In-Kind
22	Redemption In-Kind
23	Massachusetts Partnership Law
23	Account and Share Information
23	Tax Information
24	Who Manages and Provides Services to the Fund?
41	Financial Information
41	Additional Information Concerning the Index
42	Addresses
43	Appendix
Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
0032104B (12/24)
© 2024 Federated Hermes, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Federated Hermes Index Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (“Board”) has established four classes of shares of the Fund, known as Class C Shares, Class R Shares, Institutional Shares and Service Shares (“Shares”). This SAI relates to all classes of Shares. The Fund’s investment manager is Federated Equity Management Company of Pennsylvania (“Manager” or “Adviser”).
Effective June 26, 2020, the Trust changed its name from Federated Index Trust to Federated Hermes Index Trust and the Fund changed its name from Federated Max-Cap Index Fund to Federated Hermes Max-Cap Index Fund.
Non-Principal Investment Strategies
The Fund’s principal investment strategies are described in the Fund’s Prospectus. The Fund may also invest in the securities listed in this SAI as part of its non-principal investment strategies. As part of the Manager’s enhanced management techniques described in the Prospectus, the Fund may, for example: a) invest in securities issued in initial public offerings (IPOs); or b) invest in substitutes for securities within the S&P 500 Index (“Index”) when the Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns.
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund’s Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions and Techniques
Equity Securities
Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.
The following further describes the types of equity securities in which the Fund invests. This information is either additional information in respect of a principal security referenced in the Prospectus or information in respect of a non-principal security (in which case there is no related disclosure in the Prospectus).
Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed-income security.
Convertible Securities
Convertible securities are fixed-income securities or preferred stocks that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts (including foreign REITs and REIT-like entities) that lease, operate and finance commercial real estate. REITs in the United States are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a U.S. REIT’s ability to respond to changes in the commercial real estate market.
Warrants
Warrants give the Fund the option to buy the issuer’s equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Foreign Securities
Foreign securities are securities of issuers based outside the United States. To the extent a Fund invests in securities included in its applicable broad-based securities market index, the Fund may consider an issuer to be based outside the United States if the applicable index classifies the issuer as based outside the United States. Accordingly, the Fund may consider an issuer to be based outside the United States if the issuer satisfies at least one, but not necessarily all, of the following:
■ it is organized under the laws of, or has its principal office located in, another country;
■ the principal trading market for its securities is in another country;
■ it (directly or through its consolidated subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country; or
■ it is classified by an applicable index as based outside the United States.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.
ADRs and Domestically Traded Securities of Foreign Issuers (Types of Foreign Equity Securities)
American Depositary Receipts, which are traded in U.S. markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. dollars in U.S. markets.
Initial Public Offerings
The Fund may invest in securities issued in initial public offerings (IPOs). The Fund will participate in such offerings, which may not be included in the Index, without regard to the issuer’s market capitalization and will select IPO securities based on the Adviser’s fundamental analysis of the issuer. The Adviser will generally limit its investments in IPO securities to those listed on a U.S. stock exchange. Investments in IPO securities may be speculative in nature, may be volatile and may involve significant gains and losses. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to decline following the IPO. IPO securities are subject to many of the same risks of investing in companies with smaller market capitalizations. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. These fluctuations could impact the Fund’s NAV and return earned on the Fund’s shares. If the Fund invests in an IPO security not included in the Index, then there may be an increased risk of tracking error.

Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund invests. This information is either additional information in respect of a principal security referenced in the Prospectus or information in respect of a non-principal security (in which case there is no related disclosure in the Prospectus).
Treasury Securities (A Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having minimal credit risks.
Government Securities (A Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.

The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization, or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.
The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation or asset coverage purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.
Derivative Contracts
Derivative contracts are financial instruments that derive their value from underlying securities, commodities, currencies, indices or other assets or instruments, including other derivative contracts (each a “Reference Instrument” and collectively, “Reference Instruments”). The most common types of derivative contracts are swaps, futures and options, and the major asset classes include interest rates, equities, commodities and foreign exchange. Each party to a derivative contract may sometimes be referred to as a “counterparty.” Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as “physically settled” derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.
Many derivative contracts are traded on exchanges. In these circumstances, the relevant exchange sets all the terms of the contract except for the price. Parties to an exchange-traded derivative contract make payments through the exchange. Most exchanges require traders to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make or collect daily payments to the margin accounts to reflect losses (or gains), respectively, in the value of their contracts. This protects traders against a potential default by their counterparty. Trading contracts on an exchange also allows traders to hedge or mitigate certain risks or carry out more complex trading strategies by entering into offsetting contracts.
For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC), meaning off-exchange, in transactions negotiated directly between the Fund and an eligible counterparty, which may be a financial institution. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded derivative contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange-traded contracts, especially in times of financial stress.
The market for swaps and other OTC derivatives was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Regulations enacted by the Commodity Futures Trading Commission (the “CFTC”) under the Dodd-Frank Act require the Fund to clear certain types of swap contracts (including certain interest rate and credit default swaps) through a central clearinghouse known as a derivatives clearing organization (DCO).
To clear a swap through a DCO, the Fund will submit the contract to, and post margin with, a futures commission merchant (FCM) that is a clearinghouse member. The Fund may enter into the swap with a counterparty other than the FCM and arrange for the contract to be transferred to the FCM for clearing or enter into the contract with the FCM itself. If the Fund must centrally clear a transaction, the CFTC’s regulations also generally require that the swap be executed on a registered exchange (either a designated contract market (DCM) or swap execution facility (SEF)). Central clearing is presently required only for certain swaps; the CFTC is expected to impose a mandatory central clearing requirement for additional derivative instruments over time.
DCOs, DCMs, SEFs and FCMs are all subject to regulatory oversight by the CFTC. In addition, certain derivative market participants that act as market makers, and engage in a significant amount of “dealing” activity are as also required to register as swap dealers with the CFTC. Among other things, swap dealers are subject to minimum capital requirements and business conduct standards and must also post and collect initial and variation margin on uncleared swaps with certain of their counterparties. Because of this, if the Fund enters into uncleared swaps with any swap dealers, it may be subject to initial and variation margin requirements that could impact the Fund’s ability to enter into swaps in the OTC market, including making transacting in uncleared swaps significantly more expensive.
At this point in time, most of the Dodd-Frank Act has been fully implemented, though a small number of remaining rulemakings are unfinished or are subject to phase-in periods. Any future regulatory or legislative activity would not necessarily have a direct, immediate effect upon the Fund, though it is within the realm of possibility that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.
Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument and may also expose the Fund to liquidity and leverage risk. OTC contracts also expose the Fund to credit risk in the event that a counterparty defaults on the contract, although this risk may be mitigated by submitting the contract for clearing through a DCO, or certain other factors, such as collecting margin from the counterparty.
The Fund may invest in a derivative contract if it is permitted to own, invest in or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:
Futures Contracts (A Type of Derivative)
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to the Fund and, therefore, is not subject to registration or regulation as a commodity pool operator under the Act with respect to the Fund. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Interest Rate Futures
An interest rate futures contract is an exchange-traded contract for which the Reference Instrument is an interest-bearing, fixed-income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The Reference Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The Reference Instrument for a Eurodollar futures contract is the Secured Overnight Financing Rate (commonly referred to as SOFR); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.
Index Futures
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference Instruments within the index.
Security Futures
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.
Currency Futures and Currency Forward Contracts (Types of Futures Contracts)
A currency futures contract is an exchange-traded contract to buy or sell a particular currency at a specific price at some time in the future (commonly three months or more). A currency forward contract is not an exchange-traded contract and represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Currency futures and forward contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on currency futures and forward contracts if changes in currency rates do not occur as anticipated or if the Fund’s counterparty to the contract were to default.
Option Contracts (A Type of Derivative)
Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the “exercise price”) during, or at the end of, a specified period. The seller (or “writer”) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
The Fund may buy and/or sell the following types of options:
Call Options
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:
■ Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and
■ Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument. If the Fund writes a call option on a Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the Reference Instrument over the exercise price plus the premium received.
Put Options
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:
■ Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and
■ Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.
The Fund may also buy or write options, as needed, to close out existing option positions.
Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

Swap Contracts (A Type of Derivative)
A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common swap agreements that the Fund may use include:
Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a “notional principal amount”) in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.
Caps and Floors (A Type of Swap Contract)
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.
Total Return Swaps
A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument. Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.
Credit Default Swaps
A credit default swap (CDS) is an agreement between two parties whereby one party (the “Protection Buyer”) agrees to make payments over the term of the CDS to the other party (the “Protection Seller”), provided that no designated event of default, restructuring or other credit related event (each a “Credit Event”) occurs with respect to Reference Instrument that is usually a particular bond, loan or the unsecured credit of an issuer, in general (the “Reference Obligation”). Many CDS are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the “Deliverable Obligation”). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.
Currency Swaps
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amounts of the currencies as well (commonly called a “foreign exchange swap”).
Other Investments, Transactions, Techniques
Hybrid Instruments
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, currency, index or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.
Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Credit Linked Note (A Type of Hybrid Instrument)
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Credit”). The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a “Credit Event”) with respect to the issuer of the Reference Credit; or (ii) the market value of the Reference Credit, if a Credit Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Credit in the event of a Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index or derivative contract (such as a credit default swap) can be used as the Reference Credit.
Equity Linked Note (A Type of Hybrid Instrument)
An equity linked note (ELN) is a type of hybrid instrument that provides the noteholder with exposure to a single equity security, a basket of equity securities or an equity index (the “Reference Equity Instrument”). Typically, an ELN pays interest at agreed rates over a specified time period and, at maturity, either converts into shares of a Reference Equity Instrument or returns a payment to the noteholder based on the change in value of a Reference Equity Instrument.
Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.
Derivatives Regulation and Asset Coverage
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In addition, effective August 19, 2022, Rule 18f-4 (the “Derivatives Rule”) under the Investment Company Act of 1940, as amended (the “1940 Act”), replaced the asset segregation framework previously used by funds to comply with limitations on leverage imposed by the 1940 Act. The Derivatives Rule generally mandates that a fund either limit derivatives exposure to 10% or less of its net assets, or in the alternative implement: (i) limits on leverage calculated based value-at-risk (VAR); and (ii) a written derivatives risk management program (DRMP) administered by a derivatives risk manager appointed by the Fund’s Board, including a majority of the independent Board members, that is periodically reviewed by the Board.
As the Fund’s derivative exposure, if any, is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, the Fund is classified as a limited derivatives user under the Derivatives Rule and will not be subject to the full requirements of the Derivatives Rule as noted above, including VAR testing and stress testing, and certain Board reporting requirements. However, the Fund is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks and monitor its derivatives exposure daily.
In accordance with the requirements of Section 18 of the 1940 Act, any borrowings by the Fund will be made only to the extent the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings (the “300% Asset Coverage Ratio”). The Derivatives Rule permits the Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding limitations on the issuance of senior securities under Section 18 of the 1940 Act, provided that the Fund either (i) treats these transactions as derivatives transactions under the Derivatives Rule, or (ii) ensures that the 300% Asset Coverage Ratio with respect to such transactions and any other borrowings in the aggregate. While reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the Limited Derivatives Users exception, for funds subject to the VAR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. See “Borrowing Money and Issuing Senior Securities” and “Additional Information” below.
Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivative contracts that cover a narrow range of circumstances; or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.
Investing in Exchange-Traded Funds
The Fund may invest in exchange-traded funds (ETFs) as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.
INTER-FUND BORROWING AND THIRD-PARTY LENDING ARRANGEMENTS
Inter-Fund Borrowing
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds (“Federated Hermes funds”) advised by subsidiaries of Federated Hermes, Inc. (“Federated Hermes,” formerly, Federated Investors, Inc.) to lend and borrow money for certain temporary purposes directly to and from other Federated Hermes funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated Hermes funds, and an inter-fund loan is only made if it benefits each participating Federated Hermes fund. Federated Hermes administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated Hermes funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated Hermes fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated Hermes fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Third-Party Line of Credit
The Fund participates with certain other Federated Hermes funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of: (i) the federal funds effective rate; (ii) the published secured overnight financing rate plus an assigned percentage; and (iii) 0.0%; plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of the date of this Statement of Additional Information, there were no outstanding loans. During the most recently ended fiscal year, the Fund did not utilize the LOC.
LIQUIDITY RISK MANAGEMENT PROGRAM
The Fund has adopted and implemented a written liquidity risk management program (LRMP) and related procedures to assess and manage the liquidity risk of the Fund in accordance with Section 22(e) of the 1940 Act and Rule 22e-4 thereunder. The Board has designated the Adviser, together with Federated Hermes, Inc.’s (“Federated Hermes,” formerly Federated Investors, Inc.) other affiliated registered investment advisory subsidiaries that serve as investment advisers to other Federated Hermes funds, to collectively serve as the administrator of the LRMP and the related procedures (the “Administrator”). Rule 22e-4 defines “liquidity risk” as the risk that the Fund will be unable to meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. As a part of the LRMP, the Administrator is responsible for classifying the liquidity of the Fund’s portfolio investments in accordance with Rule 22e-4. As part of the LRMP, the Administrator is also responsible for assessing, managing and periodically reviewing the Fund’s liquidity risk, for making periodic reports to the Board and the SEC regarding the liquidity of the Fund’s investments, and for notifying the Board and the SEC of certain liquidity events specified in Rule 22e-4. The liquidity of the Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the LRMP.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Interest Rate Risk
Prices of fixed-income securities rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. The duration of a fixed-income security may be equal to or shorter than the stated maturity of a fixed-income security. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Duration measures the price sensitivity of a fixed-income security given a change in interest rates. For example, if a fixed-income security has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the security’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the security’s value to increase about 3%.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Risk Associated with Noninvestment-Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers
Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, The Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

Mid-Cap Company Risk
The Fund may invest in mid-capitalization (or “mid-cap”) companies. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile and they face greater risk of business failure, compared to larger, more established companies, which could increase the volatility of the Fund’s portfolio and performance. Shareholders should expect that the value of the Fund’s Shares will be more volatile than a fund that invests exclusively in large-cap companies.
Small-Cap Company Risk
The Fund may invest in small capitalization (or “small-cap”) companies. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of the Fund’s portfolio and performance. Shareholders should expect that the value of the Fund’s Shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies.
Currency Risk
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.
Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Manager would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law.
Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.
Exchange-Traded Funds Risk
An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Risk of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.
Risk of Investing in Derivative Contracts and Hybrid Instruments
The Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its shareholders. For example, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances certain derivative contracts and hybrid instruments may cause the Fund to: (a) incur an excise tax on a portion of the income related to those contracts and instruments; and/or (b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Sixth, the Fund may use a derivative contract to benefit from a decline in the value of a Reference Instrument. If the value of the Reference Instrument declines during the term of the contract, the Fund makes a profit on the difference (less any payments the Fund is required to pay under the terms of the contract). Any such strategy involves risk. There is no assurance that the Reference Instrument will decline in value during the term of the contract and make a profit for the Fund. The Reference Instrument may instead appreciate in value creating a loss for the Fund. Seventh, a default or failure by a CCP or an FCM (also sometimes called a “futures broker”), or the failure of a contract to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting derivative positions, accessing margin, or fully implementing its investment strategies. The central clearing of a derivative and trading of a contract over a SEF could reduce the liquidity in, or increase costs of entering into or holding, any contracts. Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund’s prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Manager and accounts managed by affiliates of the Manager. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund’s ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
Initial Public Offerings (IPOs) Risk
IPOs are initial public offerings of equity securities. Securities issued in IPOs have no trading history, and there may only be limited information about the companies. IPO securities are subject to many of the same risks of investing in companies with smaller market capitalizations. The prices of securities sold in IPOs may be highly volatile and may rise or fall shortly after the IPO is complete due to the absence of a prior public market, unseasoned trading and speculation, the small number of shares available for trading, limited information about the issuer and other factors. Further, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. While investments in companies that have recently gone public have the potential to produce substantial gains for the Fund, there is no assurance that the Fund will have access to profitable IPOs, that any particular IPO will be successful, or that any gains will be sustainable, and therefore investors should not rely on these past gains as an indication of future performance.

Real Estate Investment Trust Risk
Real estate investment trusts (REITs), including foreign REITs and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITs and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.
REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.
Effective for taxable years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally allows individuals and certain non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. Related regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders, provided certain holding period requirements are met.
LARGE SHAREHOLDER RISK
A significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser or an affiliate of the Adviser may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant and, if frequently occurring, could negatively affect the Fund’s net asset value and performance and could cause the Fund to buy or sell securities at inopportune times in order to meet purchase or redemption requests. Investments in the Fund by other investment companies also can create conflicts of interests for the Adviser to the Fund and the investment adviser to the acquiring fund. For example, a conflict of interest can arise due to the possibility that the investment adviser to the acquiring fund could make a decision to redeem the acquiring fund’s investment in the Fund. In the case of an investment by an affiliated fund, a conflict of interest can arise if, because of the acquiring fund’s investment in the Fund, the Fund is able to garner more assets from third-party investors, thereby growing the Fund and increasing the management fees received by the Adviser, which could also be the investment adviser to the acquiring fund.
Cybersecurity and Operational Risk
Like other funds and business enterprises, Federated Hermes’ business relies on the security and reliability of information and communications technology, systems and networks. Federated Hermes uses digital technology, including, for example, networked systems, email and the Internet, as well as mobile devices and “cloud”-based service offerings, to conduct business operations and engage clients, customers, employees, products, accounts, shareholders, and relevant service providers, among others. Federated Hermes, as well as its funds and certain service providers, also generate, compile and process information for purposes of preparing and making filings or reports to governmental agencies, or providing reports or statements to customers, and a cybersecurity attack or incident that impacts that information, or the generation and filing processes, can prevent required regulatory filings and reports from being made, or reports or statements from being delivered, or cause the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). The use of the Internet and other electronic media and technology exposes the Fund, the Fund’s shareholders, and the Fund’s service providers, and their respective operations, to potential risks from cybersecurity attacks or incidents (collectively, “cyber-events”). The work-from-home environment necessitated by the novel coronavirus (“COVID-19”) pandemic has increased the risk of cyber incidents given the increase in cyber attack surface stemming from the use of personal devices and non-office or personal technology.
Cyber-events can result from intentional (or deliberate) attacks or unintentional events by insiders (e.g., employees) or third parties, including cybercriminals, competitors, nation-states and “hacktivists,” among others. Cyber-events can include, for example, phishing, credential harvesting or use of stolen access credentials, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), structured query language attacks, infection from or spread of malware, ransomware, computer viruses or other malicious software code, corruption of data, exfiltration of data to malicious sites, the dark web or other locations or threat actors, and attacks (including, but not limited to, denial of service attacks on websites), which shut down, disable, slow, impair or otherwise disrupt operations, business processes, technology, connectivity or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events on a daily basis. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-events can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. To date, cyber-events have not had a material adverse effect on the Fund’s business operations or performance.
Cyber-events can affect, potentially in a material way, Federated Hermes’ relationships with its customers, employees, products, accounts, shareholders and relevant service providers. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, damage to employee perceptions of the company, and additional compliance costs associated with corrective measures and credit monitoring for impacted individuals. A cyber-event can cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, generate or make filings or deliver reports or statements, calculate the Fund’s NAV, or allow shareholders to transact business or other disruptions to operations), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also can result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund’s investments to lose value.
The Fund’s Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. The Fund’s Adviser employs various measures aimed at mitigating cybersecurity risk, including, among others, use of firewalls, system segmentation, system monitoring, virus scanning, periodic penetration testing, employee phishing training and an employee cybersecurity awareness campaign. Among other service provider management efforts, Federated Hermes also conducts due diligence on key service providers relating to cybersecurity. Federated Hermes has established a committee to oversee Federated Hermes’ information security and data governance efforts, and updates on cyber-events and risks are reviewed with relevant committees, as well as Federated Hermes’ and the Fund’s Boards of Directors or Trustees (or a committee thereof), on a periodic (generally quarterly) basis (and more frequently when circumstances warrant) as part of risk management oversight responsibilities. However, there is no guarantee that the efforts of Federated Hermes, the Fund’s Adviser or its affiliates, or other service providers, will succeed, either entirely or partially as there are limits on Federated Hermes’ and the Fund’s ability to prevent, detect or mitigate cyber-events. Among other reasons, the cybersecurity landscape is constantly evolving, the nature of malicious cyber-events is becoming increasingly sophisticated and the Fund’s Adviser, and its relevant affiliates, cannot control the cyber systems and cybersecurity systems of issuers or third-party service providers.
The Fund can be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Investment Objective and Investment Limitations
Fundamental Investment Objective
The Fund’s fundamental investment objective is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the S&P 500 Index (“Index”). The investment objective may not be changed by the Fund’s Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.
The above limitations are fundamental and cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund’s outstanding voting securities,” as defined by the 1940 Act, which means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.
Illiquid Investments
The Fund will not make investments in holdings for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, if immediately after and as a result, the value of such investments would exceed, in the aggregate, 15% of the Fund’s net assets.
Purchases on Margin
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.
Investing In Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.
Additional Information
As a matter of non-fundamental investment policy regarding certain of the Fund’s investment restrictions, please note the following additional information.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
In applying the concentration restriction, the Fund will adhere to the requirements of the 1940 Act which limits investments in a particular industry or group of industries to no more than 25% of the value of the Fund’s total assets. Further, in applying the Fund’s concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank deposit instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments that are not deposit instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes.
For purposes of the above limitations, municipal securities are those securities issued by governments or political subdivisions of governments.
In applying the borrowing limitation, in accordance with Section 18(f)(1) of the 1940 Act and current SEC rules and guidance, the Fund is permitted to borrow money, directly or indirectly, provided that immediately after any such borrowing, the Fund has asset coverage of at least 300% for all of the Fund’s borrowings, and provided further that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three business days, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
Non-Fundamental Names Rule Policy
The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments. The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in Index investments.
What Do Shares Cost?
Determining Market Value of Securities
A Share’s net asset value (NAV) is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to each class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the level of expenses allocated to each class as well as a result of the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The NAV is calculated to the nearest whole cent per Share.
In calculating its NAV, the Fund generally values investments as follows:
■ Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and ask quotations from one or more dealers.
■ Other equity securities traded primarily in the United States are valued based upon the mean of closing bid and ask quotations from one or more dealers.
■ Equity securities traded primarily through securities exchanges and regulated market systems outside the United States are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and ask quotations from one or more dealers.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser. The methods used by pricing services to determine such price evaluations are described below.
■ Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued based upon the mean of closing bid and ask quotations reported by the exchange or from one or more futures commission merchants.
■ OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation from a pricing service is not readily available, such derivative contracts may be fair valued based upon price evaluations from one or more dealers or using a recognized pricing model for the contract.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the Fund will use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.
Noninvestment assets and liabilities are valued in accordance with U.S. Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income, other income and realized and unrealized investment gains and losses through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from a third party.
The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as the Fund’s valuation designee to perform the fair value determination for securities and other assets held by the Fund. The Adviser, acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee the Adviser’s fair valuation determinations.

Pricing Service Valuations. The Valuation Committee, subject to Board oversight, is authorized to use pricing services that provide daily fair value evaluations of the current value of certain investments, primarily fixed-income securities and OTC derivative contracts. Different pricing services may provide different price evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the price evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer’s operations or liquidation.
Special valuation considerations may apply with respect to the Fund’s “odd-lot” positions, if any, as the Fund may receive lower prices when it sells such positions than it would receive for sales of institutional round lot positions. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but the Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes.
The Valuation Committee oversees the Fund’s pricing services, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing services’ prices against actual sale transactions, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these pricing services. If information furnished by a pricing service is not readily available or, in the opinion of the Valuation Committee, is deemed not representative of the fair value of such security, the security will be fair valued by the Valuation Committee in accordance with procedures established by the Adviser as discussed below in “Fair Valuation Procedures.”
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the bid and ask prices for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts.
Fair Valuation Procedures. The Adviser has established procedures for determining the fair value of investments for which price evaluations from pricing services or dealers and market quotations are not readily available. The procedures define an investment’s “fair value” as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment’s fair value include: (1) the last reported price at which the investment was traded; (2) information provided by dealers or investment analysts regarding the investment or the issuer; (3) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports; (4) publicly announced transactions (such as tender offers and mergers) involving the issuer; (5) comparisons to other investments or to financial indices that are correlated to the investment; (6) with respect to fixed-income investments, changes in market yields and spreads; (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension; and (8) other factors that might affect the investment’s value.
The Valuation Committee is responsible for the day-to-day implementation of these procedures subject to the oversight of the Board. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment. The Board periodically reviews the fair valuations made by the Valuation Committee. The Board has also approved the Adviser’s fair valuation procedures and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other registered funds to calculate their NAVs. The application of the fair value procedures to an investment represents a good faith determination of such investment’s fair value. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value could be materially different.

Significant Events. The Adviser has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations or litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.
The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures. The Board periodically reviews fair valuations made in response to significant events.
How is the Fund Sold?
Under the Distributor’s Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan (CLASS C SHARES, CLASS R SHARES AND SERVICE SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund’s service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

In addition, in connection with the sale of Class C Shares, Federated Hermes and its subsidiaries make advance commission payments to financial intermediaries and in return may receive Rule 12b-1 fees and contingent deferred sales loads from the Class C Shares. Federated Hermes and its subsidiaries may benefit or sustain losses from such arrangements.
Additional Payments To others (including Financial Intermediaries)
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, and other persons. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Manager). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization.
Financial intermediaries and other persons may receive payments under some all categories below. These payments assist in the Distributor’s efforts to support the sale of Shares and compensate financial intermediaries and other persons for performing ancillary services in connection with effecting sales of the funds. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary or other person sells, may sell or arrange for the sale of Shares; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. Not all financial intermediaries and other persons receive such payments and the amount of compensation may vary. You should ask your financial intermediary, or any other person that provides services to you, for information about any payments it receives from the Distributor or the Federated Hermes funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund’s IS class, the IS class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the IS class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The IS class of the Fund will not accrue, pay or incur such fees until such time as approved by the Fund’s Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated Hermes funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that offer Federated Hermes investment companies to help offset their costs associated with client accounts in the fund. The types of payments that the Distributor may make under this category include, but are not limited to: payment for administrative services, like account maintenance support and statement processing; payment for costs associated with transacting in the funds, like payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services related to setting up funds on the financial intermediary’s mutual fund trading system, including technology and programming set-up, platform development and maintenance or similar services.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated Hermes fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.

Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries, or other persons, that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include “finders” or “referral fees” or directing investors to a fund, financial assistance to financial intermediaries that enable the Distributor to participate in or present at meetings, conferences or seminars, sales or education and training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events. The Distributor may also provide additional compensation for the provision of sales or intermediary related data and analytics to the Adviser and/or its affiliates.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2023, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries or other persons that are not FINRA member firms that sell Federated Hermes fund shares or provide services to the Federated Hermes funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2023, are not reflected. You should ask your financial intermediary or any other person that provides services to you for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
AE Wealth Management, LLC
Aegis Financial
All Star Financial
American Enterprise Investment Services Inc.
American Portfolios Advisors, Inc.
Aon Securities Corp.
Arete Wealth Management, LLC
Assetmark, Inc.
Atlas Private Wealth Management, LLC
BlackRock Investments, LLC
BofA Securities, Inc.
Bolton Global Capital, Inc.
Boyd Capital Management
Broadridge Business Process Outsourcing, LLC
Callan
Cambridge Financial Group, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
Citigroup Global Markets Inc.
Citizens Securities, Inc.
Comerica Securities, Inc.
Commonwealth Financial Network
Davenport & Company LLC
Deutsche Bank Securities Inc.
Dynasty Wealth Management, LLC
Edward D. Jones & Co., LP
Empower Financial Services, Inc.
Envestnet PMC
FBL Marketing Services, LLC
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
Fifth Third Securities, Inc.
FIS Brokerage & Securities Services LLC
Global Retirement Partners LLC
Goldman Sachs & Co. LLC
HighTower Securities, LLC
Hilltop Securities, Inc.
HUB International Investment Services Inc.
Huntington Securities, Inc.
Insigneo Securities, LLC
Institutional Cash Distributors, LLC
Interactive Brokers LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Jefferies LLC
John Hancock Mutual Life Insurance Co.
Kestra Investment Services LLC
Key Investment Services LLC
KeyBanc Capital Markets Inc.
Keystone Financial Planning, Inc.
Leafhouse Financial Advisors, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Distributors, Inc.
Lincoln Investment Planning, LLC
LPL Financial LLC
Marquette Associates, Inc.
Mercer Global Advisors Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
MML Investors
Monarch Wealth Strategies
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corporation
NewEdge Securities, Inc.
Northwestern Mutual Investment Services, LLC
OneDigital Investment Advisors
Open Range Financial Group, LLC

Oppenheimer & Company, Inc.
Orion Portfolio Solutions LLC
Osaic Institutions, Inc.
Osaic Wealth, Inc.
Paychex Securities Corp.
Pensionmark Financial Group, LLC
Pershing LLC
Planmember Securities Corporation
PNC Capital Markets, LLC
PNC Investments LLC
Principal Securities, Inc.
Private Client Services, LLC
Private Wealth Advisors, Inc.
Prudential Investment Management Services LLC
Putnam Investment Management, LLC
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Robert W Baird & Co. Incorporated
Rockefeller Capital Management
Royal Alliance Associates, Inc.
Sagepoint Financial, LLC
Sanctuary Securities, Inc.
Sanford C. Bernstein & Company, LLC
SBC Wealth Management
Securities America, Inc.
Security Distributors, LLC
Sentry Advisors, LLC
Spire Securities, LLC
State Street Global Markets, LLC
Steward Partners Investment Advisory, LLC
Stifel, Nicolaus & Company, Incorporated
Strategic Financial Partners, Ltd.
TD Ameritrade, Inc.
TD Private Client Wealth LLC
Teachers Insurance and Annuity Association of America
The Huntington Investment Company
The Vanguard Group, Inc.
Thrivent Investment Management Inc.
Towerpoint Wealth, LLC
Treasury Brokerage
Truist Investment Services, Inc.
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America, L.P.
Validus Capital LLC
Vanguard Marketing Corporation
Veridian Capital Partners
Vining-Sparks-IBG, LLC
Vision Financial Markets, LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Webb Financial Group, LLC
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
Woodbury Financial Services, Inc.

UNDERWRITING COMMISSIONS
The following chart reflects the total contingent deferred sales charges paid in connection with the sale of Class C Shares and the amount retained by the Distributor for the last three fiscal years ended October 31:
	2024		2023		2022
	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained
Class C Shares	$1,709	$1,709	$74	$74	$155	$155
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities’ values prior to sale.
Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
In the unlikely event a shareholder is held personally liable for the Trust’s obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
Account and Share Information
Voting Rights
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.
All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding Shares of all series entitled to vote.
As of December 9, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Class C Shares: National Financial Services LLC, New York, NY, owned approximately 347,916 Shares (8.28%); Edward D. Jones & Co., St. Louis, MO, owned approximately 254,609 Shares (6.06%); MLPF&S, Jacksonville, FL, owned approximately 226,791 Shares (5.39%); and Frank Ryniker Trustee Betz Mitchell Associates Inc. 401K, Carle Place, NY, owned approximately 224,576 Shares (5.34%).
As of December 9, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Class R Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 1,264,333 Shares (23.56%); and State Street Bank and Trust Company, Boston, MA, owned approximately 284,547 Shares (5.30%).
As of December 9, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 947,061 Shares (9.60%); Empower Trust, Greenwood Village, CO, owned approximately 829,660 Shares (8.41%); and Matrix Trust Company Trustee FBO Eplan Services Group Trust, Phoenix, AZ, owned approximately 575,465 Shares (5.83%).
As of December 9, 2024, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: Paychex Securities Corporation, W Henrietta, NY, owned approximately 3,092,781 Shares (37.45%); Empower Trust, Greenwood Village, CO, owned approximately 722,017 Shares (8.74%); Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 653,606 Shares (7.91%); and Amboy National Bank Trust, Old Bridge, NJ, owned approximately 430,580 Shares (5.21%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Paychex Securities Corporation is organized in the State of New York.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.
Tax Basis Information
The Fund’s Transfer Agent and/or your financial intermediary is required to provide you with the cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions.
Foreign Investments
If the Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.
Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to certain trusts.
Certain foreign corporations may qualify as Passive Foreign Investment Companies (PFIC). There are special rules prescribing the tax treatment of such an investment by the Fund, which could subject the Fund to federal income tax.
If more than 50% of the value of the Fund’s assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised two portfolios, and the Federated Hermes Complex consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Complex and serves for an indefinite term.
As of December 9, 2024, the Fund’s Board and Officers as a group owned approximately 125,595 (1.27%) of the Fund’s outstanding Institutional Shares. As of the same date, the Fund’s Board and Officers as a group owned less than 1% of the Fund’s outstanding Class C Shares, Class R Shares and Service Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■ Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated Hermes funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■ Desire and availability to serve for a substantial period of time, taking into account the Board’s current mandatory retirement age of 75 years.
■ No conflicts which would interfere with qualifying as independent.
■ Appropriate interpersonal skills to work effectively with other Independent Trustees.

■ Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■ Diversity of background.
Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of the
Funds in the Federated Hermes Complex; Chairman, President, Chief
Executive Officer and Director, Federated Hermes, Inc.; Trustee, Federated
Administrative Services and Director, Federated Administrative Services,
Inc.; Trustee and Chairman, Federated Advisory Services Company; Director
or Trustee and Chairman, Federated Investment Management Company,
Federated Global Investment Management Corp., Federated Equity
Management Company of Pennsylvania, and Federated MDTA LLC; Trustee,
Federated Investment Counseling; Trustee, Federated Shareholder Services
Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport
Research, Ltd.; Chairman, Passport Research, Ltd.
		$0	$0
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Complex; Director or Trustee of
certain of the Funds in the Federated Hermes Complex; Director and Vice
President, Federated Hermes, Inc.; President, Director/Trustee and CEO,
Federated Advisory Services Company, Federated Equity Management
Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment
Management Company and Federated MDTA LLC; Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.
		$0	$0
*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.

Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Complex; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead Director,
Member of the Audit and Nominating and Corporate Governance
Committees, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst &
Young LLP (public accounting firm). Mr. Hough serves on the President’s
Cabinet and Business School Board of Visitors for the University of
Alabama. Mr. Hough previously served as a Director and Member of the
Audit Governance and Compensation Committees at Publix Super Markets,
Inc. as well as on the Business School Board of Visitors for Wake Forest
University. In addition, he previously served as an Executive Committee member of the United States Golf Association.
		$717.01	$365,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Adjunct Professor of Law, Emerita, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School of
Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne
University (as well as Interim Dean). Judge Lally-Green previously served as
Director of the Office of Church Relations and later as Associate General
Secretary for the Diocese of Pittsburgh, a member of the Superior Court of
Pennsylvania and as a Professor of Law, Duquesne University School of Law.
Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the Judicial Ethics Advisory Board.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy
Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director, CNX Resources Corporation (natural gas). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh;
Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar
Institute; Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.
		$626.05	$330,000

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Hermes Complex (past calendar year)
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Complex; Sole Proprietor, Navigator
Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief Executive Officer and President, Managing
Director and Chief Investment Officer, Fleet Investment Advisors; President
and Chief Executive Officer, Aeltus Investment Management, Inc.; General
Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment
Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending
Officer, Fleet Bank; Director and Consultant, EZE Castle Software
(investment order management software); Director, Midway Pacific
(lumber); and Director, The Golisano Children’s Museum of Naples, Florida.
		$674.23	$330,000
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; formerly, Senior Vice President for Legal Affairs, General Counsel
and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as
Senior Vice President for Legal Affairs, General Counsel and Secretary of
Board of Directors and Director of Risk Management and Associate General
Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy Hospital, and as a member of the Board of
Directors of Catholic Charities, Pittsburgh.
		$569.13	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Complex; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer,
University of Pittsburgh and Executive Vice President and Chief Legal
Officer, CONSOL Energy Inc. (split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and
Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as
Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey
previously served as Chief Legal Officer and Executive Vice President,
CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics
Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
		$626.05	$330,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: None. Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$611.80	$300,000

OFFICERS*
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Jeremy D. Boughton Birth Date: September 29, 1976 Treasurer Officer since: March 2024
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Complex; Senior Vice President,
Federated Administrative Services, Federated Administrative Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company and Federated MDTA, LLC. Formerly, Controller, Federated Hermes,
Inc. and Financial and Operations Principal for Federated Securities Corp. Mr. Boughton has received the Certified Public
Accountant designation.
Previous Positions: Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer,
Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services,
Inc., Federated Securities Corp., Federated Advisory Services Company, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company, Federated MDTA, LLC and Federated Hermes (UK) LLP, as well as other subsidiaries of Federated
Hermes, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee
and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative
Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities
Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company;
and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes,
Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Complex; Vice President
and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to
joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Complex;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated Hermes); Senior Vice President, Global Portfolio Management Services Division;
Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

*
Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. In the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. The Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund’s most recently ended fiscal year and the portion of that fee paid by the Fund or Corporation/Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From the Fund (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1] (past calendar year)
John T. Collins[2]	$19.79	$0.00
Charles F. Mansfield, Jr.	$26.51	$60,000
1
The fees paid to a Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund’s net assets at that time.
2
John T. Collins retired from the Federated Hermes Funds Board of Directors/Trustees on December 31, 2023. Mr. Collins was appointed as Emeritus Director/Trustee on February 15, 2024, to become retroactively effective as of January 1, 2024. Until December 31, 2023, Mr. Collins was compensated as a Director/Trustee of the Fund and was paid $385,000 for his service to the Federated Hermes Funds for the calendar year ended December 31, 2023.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated Hermes or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue G. Thomas Hough John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive
Committee shall deem to be in the best interests of the Trust. However, the
Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One
Audit	Maureen Lally-Green Thomas M. O’Neill P. Jerome Richey John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting and the quality, integrity and independent audit of the Fund’s financial statements.
The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Seven

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	G. Thomas Hough Maureen Lally-Green Thomas M. O’Neill Madelyn A. Reilly P. Jerome Richey John S. Walsh
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders,
Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Two
BOARD’S ROLE IN RISK OVERSIGHT
The Board’s role in overseeing the Fund’s general risks includes receiving performance reports for the Fund and risk management reports from Federated Hermes’ Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated Hermes, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund’s Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund’s financial reporting and valuation risks. The Audit Committee meets regularly with the Fund’s Principal Financial Officer and outside auditors, as well as with Federated Hermes’ Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Hermes Family Of Investment Companies As Of December 31, 2023
Interested Board Member Name	Dollar Range of Shares Owned in Federated Hermes Max-Cap Index Fund	Aggregate Dollar Range of Shares Owned in Federated Hermes Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
John B. Fisher	None	Over $100,000
Independent Board Member Name
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Thomas M. O’Neill	None	Over $100,000
Madelyn A. Reilly	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment manager
The Manager conducts investment research and makes investment decisions for the Fund.
The Manager is a wholly owned subsidiary of Federated Hermes.
The Manager shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Fund.

In December 2017, Federated Investors, Inc., now Federated Hermes, became a signatory to the Principles for Responsible Investment (PRI). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding, but are voluntary and aspirational. They include efforts, where consistent with our fiduciary responsibilities, to incorporate environmental, social and corporate governance (ESG) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into our ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which we invest, to promote acceptance and implementation of the PRI within the investment industry, to enhance our effectiveness in implementing the PRI, and to report on our activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate Federated Hermes to take, or not take, any particular action as it relates to investment decisions or other activities.
In July 2018, Federated Investors, Inc., now Federated Hermes, acquired a majority interest in Federated Hermes Limited (FHL) (formerly, Hermes Fund Managers Limited), a pioneer of integrated ESG investing. Federated Hermes now owns 100% of FHL. FHL’s experience with ESG issues contributes to Federated Hermes’ understanding of material risks and opportunities these issues may present.
EOS at Federated Hermes, which was established as Hermes Equity Ownership Services Limited (EOS) in 2004 as an affiliate of FHL and Hermes Investment Management Limited, is a 50+ member engagement and stewardship affiliate that conducts long-term, objectives-driven dialogue with board and senior executive level representatives of approximately 1,000 unique issuers annually. It seeks to address the most material ESG risks and opportunities through constructive and continuous discussions with the goal of improving long-term results for investors. Engagers’ deep understanding across sectors, themes and regional markets, along with language and cultural expertise, allows EOS to provide insights to companies on the merits of addressing ESG risks and the positive benefits of capturing opportunities. Federated Hermes investment management teams have access to the insights gained from understanding a company’s approach to these long-term strategic matters as an additional input to improve portfolio risk/return characteristics.
Portfolio Manager Information
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
The following information about the Fund’s Portfolio Managers is provided as of the end of the Fund’s most recently completed fiscal year unless otherwise indicated.
Ian Miller, Portfolio Manager
Types of Accounts Managed by Ian Miller	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$489.2 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.

Ian Miller is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s representative performance index (i.e., S&P 500® Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Miller is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Miller is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of two IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Miller’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
Damian McIntyre, Portfolio Manager
Types of Accounts Managed by Damian McIntyre	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$489.2 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0
*
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.
Damian McIntyre is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s representative performance index (i.e., S&P 500® Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. McIntyre is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. McIntyre is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of four IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. McIntyre’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. McIntyre was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.
Services Agreement
Federated Advisory Services Company, an affiliate of the Manager, provides certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund.
Other Related Services
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by Rule 17j-1 of the Investment Company Act of 1940 and Rule 204A-1 under the Investment Advisers Act (as applicable), the Fund, its Manager and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Manager authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Manager’s policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
As an investment adviser with a fiduciary duty to the Fund and its shareholders, the Manager’s general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Manager anticipates will enhance the long-term value of the securities being voted in a manner that is consistent with the investment objectives of the Fund. Generally, this will mean voting for proposals that the Manager believes will improve the management of a company, increase the rights or preferences of the voted securities, or increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The Manager generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios. However, the Manager may vote differently if a client’s investment objectives differ from those of other clients or if a client explicitly instructs the Manager to vote differently.
The following examples illustrate how the General Policy may apply to the most common management proposals and shareholder proposals. However, whether the Manager supports or opposes a proposal will always depend on a thorough understanding of the Fund’s investment objectives and the specific circumstances described in the proxy statement and other available information.
Corporate Governance
On matters related to the board of directors, generally the Manager will vote to elect nominees to the board in uncontested elections except in certain circumstances, such as where the director: (1) had not attended at least 75% of the board meetings during the previous year; (2) serves as the company’s chief financial officer unless the company is headquartered in the UK where this is market practice; (3) has become overboarded (more than five boards for retired executives and more than two boards for CEOs); (4) is a non-independent, non-executive director on the board of a U.S. domestic issuer where less than two-thirds of the directors are independent; (5) is a non-independent, non-executive director on the board of a foreign issuer where less than half of the directors are independent; (6) is a non-independent member of the audit committee; (7) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (8) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (9) served on a board that did not implement a shareholder proposal that the Manager supported and received more than 50% shareholder support the previous year.
In addition, the Manager will generally vote in favor of: (10) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; (11) shareholder proposals to declassify the board of directors; (12) shareholder proposals to require a majority voting standard in the election of directors; (13) shareholder proposals to separate the roles of chairman of the board and CEO; (14) a proposal to require a company’s audit committee to be comprised entirely of independent directors; and (15) shareholder proposals to eliminate supermajority voting requirements in company bylaws.
On other matters of corporate governance, generally the Manager will vote: (1) in favor of proposals to grant shareholders the right to call a special meeting if owners of at least 10% of the outstanding stock agree; (2) on a case-by-case basis for shareholder proposals to grant shareholders the right to act by written consent when the company does not already grant shareholders the right to call a special meeting; (3) on a case-by-case basis for proposals to adopt or amend shareholder rights plans (also known as “poison pills”); and (4) in favor of shareholder proposals calling for “Proxy Access,” that is, a bylaw change allowing shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors.
Generally, the Manager will vote every shareholder proposal of an environmental or social nature on a case-by-case basis. The quality of these shareholder proposals varies widely across markets. Similarly, company disclosures of their business practices related to environmental and social risks are not always adequate for investors to make risk assessments. Thus, the Manager places great importance on company-specific analyses to determine how to vote. Above all, the Manager will vote in a manner that would enhance the long-term value of the investment within the framework of the client’s investment objectives.
Shareholder Proposals on Environmental and Social Issues
The Manager’s general approach to analyzing these proposals calls for considering the language of the written proposal, the financial materiality of the proposal’s objective, and the practices followed by industry peers. This analysis utilizes research reports from the Manager’s proxy advisors, company filings, as well as reports published by the company and other outside organizations.
With respect to specific categories of proposals:
Environmental
The Manager will generally support proposals calling for enhanced reporting on the company’s business practices, including policies, strategic initiatives, and oversight mechanisms, related to environmental risks. To reach a final voting decision, we will take into consideration:
■ The company’s current level of publicly available disclosure.
■ Whether the company has formally committed to implementation of a reporting program based on frameworks such as the SASB materiality standards or the TCFD recommendations.
■ Whether the company’s current level of disclosure is comparable to that of industry peers; and
■ Whether there are significant controversies or litigation associated with the company’s environmental performance.
Social
The Manager will generally support resolutions in the social category when they call for measures to enhance disclosure that would enable investors to make better risk assessments of the company’s social issues, such as their human capital management practices. We will generally oppose proposals calling for a change in the company’s product line or methods of distribution.
Political Activities
The Manager will generally support enhanced disclosure of policies, practices, and oversight of corporate political activity when the current level of disclosure falls short of disclosure provided by industry peers. We will oppose proposals prohibiting the company’s participation in any part of the political process, such as making political contributions and joining trade associations.

Capital Structure
On matters of capital structure, generally, the Manager will vote proxies for U.S. issuers on a case-by-case basis for proposals to authorize the issuance of new shares if not connected to an M&A transaction and the potential dilution is more than 10%, against proposals to create multiple-class voting structures where one class has superior voting rights to the other classes, in favor of proposals to authorize reverse stock splits unless the amount of authorized shares is not also reduced proportionately. Generally, the Manager will vote proxies for non-U.S. issuers in favor of proposals to authorize issuance of shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders.
Executive Compensation
Votes on executive compensation come in many forms, including advisory votes on U.S. executive compensation plans (“Say On Pay”), advisory and binding votes on the design or implementation of non-U.S. executive remuneration plans, and votes to approve new equity plans or amendments to existing plans. Generally, the Manager will support compensation arrangements that are aligned with the client’s long-term investment objectives.
With respect to specific categories of proposals:
Say on Pay
The Manager will generally vote in favor of these proposals unless the plan has failed to align executive compensation with corporate performance, or the design of the plan is likely to lead to misalignment in the future. We support the principle of an annual shareholder vote on executive pay and will generally vote accordingly on proposals which set the frequency of the Say On Pay vote.
Remuneration Policy
In some markets, shareholders are provided a vote on the remuneration policy, which sets out the structural elements of a company’s executive compensation plan on a forward-looking basis. The Manager will generally support these proposals unless:
■ The design of the remuneration policy fails to appropriately link executive compensation with corporate performance.
■ Total compensation appears excessive relative to the company’s industry peer group considering local market dynamics; or
■ There is insufficient disclosure to enable an informed judgment, particularly as it relates to the disclosure of the maximum amounts of compensation that may be awarded.
Remuneration Report
Markets with remuneration policy proposals typically also have proposals asking shareholders to approve the annual remuneration report. The remuneration report provides shareholders with details concerning the implementation in the previous year of the remuneration policy. The Manager will generally support these proposals unless the level of disclosure is not sufficient to permit an evaluation of the company’s pay practices in the period covered by the report. A vote against the remuneration policy, which in most markets is not an annual voting item, would not necessarily result in votes against the remuneration report at subsequent shareholder meetings.
Equity Plans
The Manager will generally vote in favor of equity plan proposals unless they:
■ Result in unreasonable dilution to existing shareholders.
■ Permit replacement of “underwater” options with new options on more favorable terms for the recipient; or
■ Omit the criteria for determining the granting or vesting of awards.
M&A Activity
On matters relating to corporate transactions, the Manager will generally vote in favor of mergers, acquisitions, and sales of assets if the Manager’s analysis of the proposed business strategy and the transaction price would have a positive impact on the total return for shareholders.
Contested Elections
If shareholders meeting is contested, that is, shareholders are presented with a set of director candidates nominated by company management and a set of director candidates nominated by a dissident shareholder, the Manager will study the proposed business strategies of both groups and vote in a way that maximizes expected total return for the Fund.

Cost/Benefit Analysis
In addition, the Manager will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period), the Manager will not vote proxies for such shares. In addition, the Manager is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
Securities Lending Recall
To the extent that the Manager is permitted to loan securities, the Manager does not have the right to vote on securities while they are on loan. However, the Manager will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Manager believes materially affect shareholder value, provided that the Manager considers that the benefits of voting on the securities are greater than the associated costs, including the opportunity cost of the lost revenue that would otherwise be generated by the loan. However, there can be no assurance that the Manager will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Issuer Feedback
The Manager will consider feedback from issuers on the voting recommendations of the Manager’s proxy advisory firm if the feedback is provided at least five days before the voting cut-off date. In certain circumstances, primarily those where the Manager’s voting policy is absolute and without exception, issuer feedback will not be part of the voting decision. For example, it is the Manager’s policy to always support a shareholder proposal to separate the roles of chairman of the board and CEO. Thus, any comments from the issuer opposing this proposal would not be considered.
Best Efforts
If proxies are not delivered in a timely or otherwise appropriate basis, the Manager may not be able to vote a particular proxy.
For a Manager that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Manager may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Manager will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below); (b) if the Manager is casting votes for the same proxy on behalf of a regular qualitative account and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy advisory firm is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee.
Proxy Voting Procedures
The Manager has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Manager by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. Besides voting the proxies, this work includes engaging with investee companies on corporate governance matters, managing the proxy advisory firm, soliciting voting recommendations from the Manager’s investment professionals, bringing voting recommendations to the Proxy Committee for approval, filing with regulatory agencies any required proxy voting reports, providing proxy voting reports to clients and investment companies as they are requested from time to time, and keeping the Proxy Committee informed of any issues related to corporate governance, and proxy voting.
The Manager has compiled a list of specific voting instructions based on the General Policy (the “Standard Voting Instructions”). The Standard Voting Instructions and any modifications to them are approved by the Proxy Committee. The Standard Voting Instructions sometimes call for an investment professional to review the ballot question and provide a voting recommendation to the Proxy Committee (a “case-by-case vote”). The foregoing notwithstanding, the Proxy Committee always has the authority to determine a final voting decision.
The Manager has hired a proxy advisory firm to perform various proxy voting related administrative services such as ballot reconciliation, vote processing and recordkeeping functions. The Proxy Committee has supplied the proxy advisory firm with the Standard Voting Instructions. The Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time to cast proxy votes in a manner that the Proxy Committee believes is in accordance with the General Policy. The proxy advisory firm may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case handling for a proposal, the PVOT will work with the investment professionals and the proxy advisory firm to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee’s final voting decision to the proxy advisory firm. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Manager has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Manager or Distributor. This may occur where a significant business relationship exists between the Manager (or its affiliates) and a company involved with a proxy vote.
A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Manager has implemented the following procedures to avoid concerns that the conflicting interests of the Manager or its affiliates have influenced proxy votes. Any employee of the Manager or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Manager must refer the Interested Company to a member of the Proxy Committee and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. This requirement includes engagement meetings with investee companies and does not include communications with proxy solicitation firms. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Manager with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Manager voted as it did. In certain circumstances it may be appropriate for the Manager to vote in the same proportion as all other shareholders, to not affect the outcome beyond helping to establish a quorum at the shareholders’ meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated Hermes mutual fund, generally the Manager will proportionally vote the client’s proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Manager may proportionally vote the Fund’s proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Manager will proportionally vote the Fund’s proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company’s outstanding voting securities at the time of the vote (“Downstream Affiliate”), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Manager and the portfolio company, other than such ownership of the portfolio company’s securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Managers’ Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a significant vendor for a proxy advisory firm may be a public company with an upcoming shareholders’ meeting and the proxy advisory firm has published a research report with voting recommendations. In another example, a proxy advisory firm consulting client may be a public company for which the proxy advisory firm will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
To avoid concerns that the conflicting interests of proxy advisory firms have influenced their proxy voting recommendations, the Manager will take the following steps:
■ A due diligence team made up of employees of the Manager and/or its affiliates will meet with its primary proxy advisor on an annual basis and determine through a review of their policies and procedures and through inquiry that they have established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by their various conflicts of interest.

■ On an annual basis the Director of Proxy Voting will examine a sample of a proxy advisory firm’s research reports for that firm’s institutional consulting clients and determine if evidence of bias in recommendations exists. If such evidence is found, the results of the examination will be presented to the Proxy Management Group and a decision would be made as to the further use of that advisory firm’s research reports.
■ Whenever the standard voting guidelines call for voting a proposal in accordance with a proxy advisory firm’s recommendation and the proxy advisory firm has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report published by a proxy advisory firm for that issuer; (b) the Director of Proxy Voting, or their designee, will review proxy advisory firm reports and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available (i) without charge, upon request, by calling the Fund at 1-800-341-7400, Option #4; and (ii) on the SEC’s website at sec.gov.
Portfolio Holdings Information
Information concerning the Fund’s portfolio holdings is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include: identification of the Fund’s top 10 holdings and a percentage breakdown of the portfolio by sector.
You may also access portfolio information as of the end of the Fund’s fiscal quarters via the link to the Fund and share class name at FederatedHermes.com/us. The Fund’s Form N-CSR contains complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at sec.gov.
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
Equity securities may be traded in the over-the-counter market through broker/dealers acting as principal or agent, or in transactions directly with other investors. Transactions may also be executed on a securities exchange or through an electronic communications network. The Adviser seeks to obtain best execution of trades in equity securities by balancing the costs inherent in trading, including opportunity costs, market impact costs and commissions. As a general matter, the Adviser seeks to add value to its investment management by using market information to capitalize on market opportunities, actively seek liquidity and discover price. The Adviser continually monitors its trading results in an effort to improve execution. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a fixed-income security. The Adviser’s receipt of research services (as described below) may also be a factor in the Adviser’s selection of brokers and dealers. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund’s operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Hermes Kaufmann Fund and other accounts managed by that fund’s portfolio managers in initial public offerings (IPO) are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts. Trading and allocation of investments, including IPOs, for accounts managed by Federated MDTA LLC are also made independently from the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser, also are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
On October 31, 2024, the Fund owned securities of the following regular broker/dealers:
Broker Dealer	Amount of Securities Owned
State Street	$244,342
Brokerage and Research Services
Brokerage services include execution of trades and products, and services that relate to the execution of trades, including communications services related to trade execution, clearing and settlement, trading software used to route orders to market centers, software that provides algorithmic trading strategies, and software used to transmit orders to direct market access (DMA) systems. Research services may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services assist the Manager and its affiliates in terms of their overall investment responsibilities to funds and investment accounts for which they have investment discretion. However, particular brokerage and research services received by the Manager and its affiliates may not be used to service every fund or account, and may not benefit the particular funds and accounts that generated the brokerage commissions. In addition, brokerage and research services paid for with commissions generated by the Fund may be used in managing other funds and accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting brokers to execute securities transactions where receipt of research services is a factor. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended October 31, 2024, the Fund’s Adviser directed brokerage transactions to certain brokers in connection with the Adviser’s receipt of research services. The total amount of these transactions was $2,034,093 for which the Fund paid $3,776 in brokerage commissions.
Custodian
The Bank of New York Mellon, New York, New York, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by The Bank of New York Mellon.
Transfer Agent And Dividend Disbursing Agent
SS&C GIDS, Inc., the Fund’s registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2024	2023	2022
Management Fee Earned	$653,326	$594,815	$842,711
Management Fee Waived	$334,862	$353,858	$307,463
Management Fee Reimbursed	$9,667	$8,246	$7,073
Brokerage Commissions	$16,246	$16,851	$20,217
Net 12b-1 Fee:
Class C Shares	$233,149	$206,005	$231,570
Class R Shares	$197,279	$163,071	$188,934
Service Shares	$36,183	$33,340	$40,424
Net Shareholder Services Fee:
Class C Shares	$77,667	$68,537	$76,969
Service Shares	$162,887	$151,410	$185,769
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Securities Lending Activities
The services provided to the Fund by Citibank, N.A. as securities lending agent may include the following: selecting securities previously identified by the Fund as available for loan to be loaned; locating borrowers identified in the securities lending agency agreement; negotiating loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; marking to market non-cash collateral; instructing the Fund’s custodian with respect to the transfer of loaned securities; indemnifying the Fund in the event of a borrower default; and arranging for return of loaned securities to the Fund at loan termination.
Following is a report of Fund income and fees and compensation paid to Citibank, N.A. related to securities lending activities during the Fund’s most recently completed fiscal year.

Gross income from securities lending activities	$429
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	(37)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	—
Administrative fees not included in revenue split	—
Indemnification fee not included in revenue split	—
Rebate (paid to borrower)	(59)
Other fees not included in revenue split (specify)	—
Aggregate fees/compensation for securities lending activities	$(96)
Net income from securities lending activities	$333
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2024, are incorporated herein by reference to the annual financial statements filed on Form N-CSR of Federated Hermes Max-Cap Index Fund dated October 31, 2024.
Additional Information Concerning the Index
S&P 500® Index
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Federated Securities Corp. (the “Licensee”). “S&P®” and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensee with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensee or the Fund. S&P Dow Jones Indices has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P Dow Jones Indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the S&P 500 Index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. S&P Dow Jones Indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. S&P Dow Jones Indices makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use or as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall S&P Dow Jones Indices be liable for any direct, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third-party beneficiaries of any agreements or arrangements between S&P Dow Jones Indices and the Licensee, other than the licensors of S&P Dow Jones Indices.

Addresses
Federated Hermes Max-Cap Index Fund
Class C Shares
Class R Shares
Institutional Shares
Service Shares
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Manager
Federated Equity Management Company of Pennsylvania
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286
Transfer Agent and Dividend Disbursing Agent
SS&C GIDS, Inc.
P.O. Box 219318
Kansas City, MO 64121-9318
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Appendix
The following is a list of persons, other than the Manager and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Hermes Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
The Bank of New York Mellon
SECURITIES LENDING AGENT
Citibank, N.A.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Kirkland & Ellis LLP
K&L Gates LLP
Financial PrinterS
Broadridge Investor Communication Solutions, Inc.
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Bloomberg L.P.
S&P Global Ratings
JPMorgan PricingDirect
London Stock Exchange Group PLC (LSEG)
RATINGS AGENCIES
Fitch Ratings, Inc.
Moody’s Investors Service, Inc.
S&P Global Ratings
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
ACA Technology Surveillance, Inc.
Bank of America
Bloomberg L.P.
Charles River Development
Citibank, N.A.
Eagle Investment Systems LLC
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Institutional Shareholder Services
Investortools, Inc.
MSCI ESG Research LLC
PricewaterhouseCoopers
Sustainalytics U.S. Inc.

Item 28. Exhibits

(a)	Declaration of Trust
	Conformed copy of Amended and Restated Declaration of Trust of the Registrant dated May 19, 2000, including Amendments	+

(b)	By-Laws
	Conformed Copy of By-Laws of the Registrant effective June 26, 2020, including Amendments	+

(c)	Instruments Defining Rights of Security Holders
Copy of Specimen Certificates for Shares of Beneficial Interest for Federated Hermes Max-Cap Fund and Federated Hermes Mid-Cap Index Fund as filed in Post-Effective Amendment No. 10 on December 29, 1994 on Form N-1A (File Nos. 33-33852 and 811-6061).
As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)	Investment Advisory Contracts

Federated Equity Management Company of Pennsylvania

Conformed copy of the Investment Advisory Contract of the Registrant dated July 2, 1990, as amended, including Amendment dated June 1, 2001, Assignment dated January 1, 2004, providing for the assignment of advisory services to Federated Equity Management Company of Pennsylvania, and Limited Power of Attorney dated June 1, 2017

+

(e)	Underwriting Contracts
	Conformed copy of the Distributor’s Contract of the Registrant dated September 3, 1991, including Exhibits and Amendments	+

(f)	Bonus or Profit Sharing Contracts
Not applicable

(g)	Custodian Agreements
	Conformed copy of Amended and Restated Master Custody Agreement dated June 7, 2005, as amended, by and between The Bank of New York Mellon and the Registrant, including Amendments and Exhibits	+

(h)	Other Material Contracts

1	Services Agreement
(a)	Conformed copy of Services Agreement between Federated Advisory Services Company and Federated Equity Management Company of Pennsylvania dated January 1, 2004, as amended, including Schedule 1	+
(b)	Conformed copy of the Second Amended and Restated Services Agreement, amended and restated as of December 1, 2001, between Federated Shareholder Services Company and the Registrant, including Schedule 1	+

2	Transfer Agency Agreement
	Conformed copy of the Services Agreement between the Federated Funds and DST Asset Manager Solutions, Inc. dated June 1, 2022	+

3	Administrative Services Agreement
Conformed copy of the Sub-Administration Agreement between State Street Bank and Trust Company and Federated Administrative Services on behalf of the Registrant, dated October 1, 2011, including Schedule A and Schedule B, as filed in Post-Effective Amendment No. 65 on December 28, 2020 on Form N-1A (File Nos. 33-33852 and 811-6061)

4	Financial Administration and Accounting Agreement
	Conformed copy of the Fund Accounting Agreement between the Federated Funds and The Bank of New York Mellon dated March 1, 2011, as amended, including Schedule I updated May 1, 2023	+

(i)	Legal Opinion
Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered, as filed in Pre-Effective Amendment No. 2 on June 29, 1990 on Form N-1A (File Nos. 33-33852 and 811-6061)[p]

(j)	Other Opinions
	Conformed copy of Consent of Independent Registered Public Accounting Firm Ernst & Young LLP	+

(k)	Omitted Financial Statements
Not Applicable

(l)	Initial Capital Agreements
Conformed copy of Initial Capital Understanding, as filed in Pre-Effective Amendment No. 2 on June 29, 1990 on Form N-1A (File Nos. 33-33852 and 811-6061)[p]

(m)	Rule 12b-1 Plan
	Conformed copy of the Distribution Plan between certain classes of the Registrant and Federated Securities Corp., dated February 12, 2004, including Exhibits	+

(n)	Rule 18f-3 Plan
	Conformed copy of the Multiple Class Plan and all share class Exhibits as adopted by certain Federated investment companies offering separate classes of shares	+

(o)	Powers of Attorney
1	Conformed copy of Power of Attorney of the Registrant dated November 1, 2020, as filed in Post-Effective Amendment No. 65 on December 28, 2020 on Form N-1A (File Nos. 33-33852 and 811-6061)
2	Conformed copy of Power of Attorney of Jeremy D. Boughton, Treasurer of the Registrant, dated March 1, 2024	+

(p)	Codes of Ethics
	Conformed copy of the Federated Hermes, Inc. Code of Ethics for Access Persons, effective November 13, 2024	+

+	Exhibit is being filed electronically with registration statement
[p]	Exhibit filed on paper

Exhibit List for Inline Interactive Data File Submission.

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30. Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to the Registrant's By-Laws, as amended. This includes indemnification against: (a) any liabilities or expenses incurred in connection with the defense or disposition of any action, suit or proceeding in which an Officer or Trustee may be or may have been involved; and (b) any liabilities and expenses incurred by an Officer or Trustee as a result of having provided personally identifiable information to a regulator or counterparty by or with whom the Registrant (or its series, as applicable) is regulated or engages in business to satisfy a legal or procedural requirement of such regulator or counterparty.

The Investment Advisory Contract, and Sub-advisory Agreement as applicable, (collectively, “Advisory Contracts”) between the Registrant and the investment adviser, and sub-adviser as applicable, (collectively, “Advisers”) of its series, provide that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Advisory Contracts on the part of the Advisers, Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Registrant’s distribution contract contains provisions limiting the liability, and providing for indemnification, of the Officers and Trustees under certain circumstances.

Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws, as amended, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws, as amended, or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the By-Laws, as amended, or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and three of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Hermes, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Hermes Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Stephen F. Auth Anne H. Kruczek Timothy G. Trebilcock
Senior Vice Presidents:	Deborah D. Bickerstaff Jeremy D. Boughton Linda A. Duessel Michael Granito Stephen Gutch Lori Hensler Judith J. Mackin Dana L. Meissner Ian L. Miller Daniel Peris Michael R. Tucker
Vice Presidents:	P. Ryan Bend G. Andrew Bonnewell Jared Hoff Chad Hudson Michael Jura Damian McIntyre Brian Charles Smalley Paul Smith Frank Tetlow Eric Matthew Triplett
Assistant Vice Presidents:	Adam Koser
Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Jonathan M. Lushko George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Autumn L. Favero Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following investment companies, including the Registrant:
Federated Hermes Adjustable Rate Securities Trust
Federated Hermes Adviser Series
Federated Hermes Core Trust
Federated Hermes Core Trust III
Federated Hermes Equity Funds
Federated Hermes Equity Income Fund, Inc.
Federated Hermes ETF Trust
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Global Allocation Fund
Federated Hermes Government Income Trust
Federated Hermes High Yield Trust
Federated Hermes Income Securities Trust
Federated Hermes Index Trust
Federated Hermes Institutional Trust
Federated Hermes Insurance Series
Federated Hermes Intermediate Municipal Trust
Federated Hermes International Series, Inc.
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Managed Pool Series
Federated Hermes MDT Series
Federated Hermes Money Market Obligations Trust
Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Municipal Securities Income Trust
Federated Hermes Premier Municipal Income Fund
Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Government Trust
Federated Hermes Short-Term Government Trust
Federated Hermes Sustainable High Yield Bond Fund, Inc.
Federated Hermes Total Return Government Bond Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes World Investment Series, Inc.

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Paul Uhlman
Vice President and Director:	Peter J. Germain
Director:	Frank C. Senchak

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Bryan M. Burke Charles L. Davis, Jr. Peter W. Eisenbrandt Anne H. Kruczek Solon A. Person Brian S. Ronayne
Senior Vice Presidents:

Irving Anderson

Jeff Antonacci

Christopher D. Berg

Daniel G. Berry

William Boarts

Jack Bohnet

Edwin J. Brooks, III

Daniel P. Casey

Scott J. Charlton

James S. Conley

Michael DiMarsico

Jack C. Ebenreiter

Heather W. Froehlich

James Getz, Jr.

Erik Gosule

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

Jeffrey S. Jones

Ryan W. Jones

Todd W. Jones

Philip L. Judson

Scott D. Kavanagh

Nicholas R. Kemerer

Michael Koenig

Edwin C. Koontz

Jane E. Lambesis

David M. Larrick

Michael Liss

Judith J. Mackin

Paul J. Magan

Brian McInis

Diane Marzula

Daniel Patrick McGrath

Richard C. Mihm

Vincent T. Morrow

John C. Mosko

Alec H. Neilly

James E. Ostrowski

Stephen Otto

Mark B. Patsy

Richard P. Paulson

Diane M. Robinson

Matt Ryan

Tom Schinabeck

Peter C. Siconolfi

John A. Staley

Mark J. Strubel

Jonathan P. Sullivan

William C. Tustin

David A. Wasik

G. Walter Whalen

Brian R. Willer

Lewis C. Williams

Theodore E. Williams

James J. Wojciak

Michael Wolff

Daniel R. Wroble

Erik Zettlemayer

Vice Presidents:

Frank Amato

Catherine M. Applegate

Jeff D. Aronsohn, Jr.

Kenneth C. Baber

Justin A. Bard

Raisa E. Barkaloff

Marc Benacci

Joshua W. Billiel

Zachary Bono

Matthew A. Boyle

Thomas R. Brown

Mark Carroll

Dan Casey

Edward R. Costello

Stephen J. Costlow

Mary Ellen Coyne

Casey Curtin

David G. Dankmyer

Christopher T. Davis

Charles R. Ebbs

Ryan Alexander Fairbrother

Mark A. Flisek

Maya Gorokhovskiy (Ferd)

David D. Gregoire

Raymond J. Hanley

George M. Hnaras

Scott A. Holick

Christopher Jackson

Timothy H. Johnson

Andrew R. Kehler

Scott Robert Kelley

Patrick Kelly

Robert H. Kern

Shawn E. Knutson

Andrew Paul Larson

John S. Larson

Anthony W. Lennon

Justin Levy

John P. Liekar

Jonathan Lipinski

Alexi A. Maravel

Thomas Andrew Marik

Stephen R. Massey

Meghan McAndrew

Catherine McGee

Samuel McGowan

Mark J. Murphy

Ted Noethling

Marcus Persichetti

Luke Anthony Raffa

Max E. Recker

Emory Redd

Melissa R. Ryan

John Shrewsbury

Bradley Smith

Justin J. Slomkowski

Derrick Stancick

Jason Straker

Gregory Tzanoukakis

Scott A. Vallina

James M. Wagner

David Wasik

Jennifer M. Weaver

Littell Wilson, Jr.

Assistant Vice Presidents:

Debbie Adams-Marshall

Matthew Alan Cichowicz

Courtney Comstock

Adina Davis

Christopher DiBartolomeo

Madison Dischinger

Michelle Ausefski Doyle

Andrew Druckenbroad

Lucie Gordon

Elizabeth Krah Graner

Kristen C. Kiesling

Katerina Alexandra Kotulak

Leah Kaitlin Leitzel

Clara L. Matvey

Jennifer M. McSorley

John K. Murray

Patrick Joseph O’Reilly

Carol Anne Sheppard

Laura Vickerman

Secretary:	Kary A. Moore
Assistant Secretaries:	Thomas R. Donahue
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Autumn L. Favero
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33. Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing.)
Federated Equity Management Company of Pennsylvania (Administrator)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (Sub-Administrator)	P.O. Box 5049 Boston, MA 02206-5049
Federated Securities Corp. (Distributor)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Equity Management Company of Pennsylvania (Manager)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Advisory Services Company (Adviser)	1001 Liberty Avenue Pittsburgh, PA 15222-3779
SS&C GIDS, Inc. (Transfer Agent and Dividend Disbursing Agent)	P.O. Box 219318 Kansas City, MO 64121-9318
The Bank of New York Mellon (Custodian)	The Bank of New York Mellon One Wall Street New York, NY 10286

Item 34 Management Services: Not applicable.

Item 35 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED HERMES INDEX TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of December, 2024.

FEDERATED HERMES INDEX TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	December 26, 2024
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
Jeremy D. Boughton*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John B. Fisher*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Thomas O’Neill*	Trustee
Madelyn A. Reilly*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney